Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 785,082 $ 35,250,182
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 1,803,798 100,886,422
AeroVironment, Inc.
(a)(b)
............... 562,549 48,187,947
AerSale Corp.
(a)(b)
................... 472,713 7,667,405
Archer Aviation, Inc., Class A
(a)(b)
......... 3,290,008 6,152,315
Astra Space, Inc., Class A
(a)(b)
........... 3,582,951 1,554,284
Astronics Corp.
(a)(b)
.................. 551,541 5,680,872
Cadre Holdings, Inc.
(b)
................ 429,575 8,651,641
Ducommun, Inc.
(a)
.................. 242,156 12,098,114
Kaman Corp. ..................... 641,284 14,300,633
Kratos Defense & Security Solutions, Inc.
(a)(b)
2,841,406 29,323,310
Maxar Technologies, Inc.
(b)
............ 1,682,901 87,073,298
Momentus, Inc., Class A
(a)(b)
............ 1,118,226 872,105
Moog, Inc., Class A ................. 650,354 57,075,067
National Presto Industries, Inc. .......... 114,431 7,833,946
Park Aerospace Corp. ................ 444,318 5,958,304
Parsons Corp.
(a)(b)
................... 774,856 35,837,090
Redwire Corp.
(a)(b)
................... 392,102 776,362
Rocket Lab USA, Inc.
(a)(b)
.............. 4,909,685 18,509,512
Terran Orbital Corp.
(a)(b)
............... 830,943 1,312,890
Triumph Group, Inc.
(a)
................ 1,471,160 15,476,603
V2X, Inc.
(a)
....................... 269,900 11,144,171
Virgin Galactic Holdings, Inc.
(a)(b)
......... 5,500,112 19,140,390
530,762,863
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)(b)
..... 1,315,361 34,173,079
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 635,949 64,103,659
Forward Air Corp. .................. 611,047 64,092,720
Hub Group, Inc., Class A
(a)
............. 741,984 58,980,308
Radiant Logistics, Inc.
(a)
.............. 874,200 4,449,678
225,799,444
Airlines — 0.3%
Allegiant Travel Co.
(a)
................ 359,706 24,456,411
Blade Air Mobility, Inc., Class A
(a)(b)
....... 1,309,831 4,689,195
Frontier Group Holdings, Inc.
(a)(b)
......... 862,009 8,852,832
Hawaiian Holdings, Inc.
(a)(b)
............ 1,166,087 11,964,053
Joby Aviation, Inc., Class A
(a)(b)
.......... 5,860,752 19,633,519
SkyWest, Inc.
(a)
.................... 1,137,118 18,773,818
Spirit Airlines, Inc.
(b)
................. 2,482,972 48,368,295
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 752,742 11,938,488
Wheels Up Experience, Inc., Class A
(a)(b)
... 3,555,980 3,662,659
152,339,270
Auto Components — 1.3%
Adient plc
(a)(b)
...................... 2,161,457 74,980,943
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 2,561,321 20,029,530
Dana, Inc. ........................ 2,947,487 44,595,478
Dorman Products, Inc.
(a)(b)
............. 600,043 48,525,478
Fox Factory Holding Corp.
(a)(b)
.......... 962,031 87,766,088
Gentherm, Inc.
(a)(b)
.................. 754,584 49,266,790
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 6,372,073 64,676,541
Holley, Inc.
(a)(b)
..................... 1,135,986 2,408,290
LCI Industries ..................... 564,452 52,183,588
Luminar Technologies, Inc., Class A
(a)(b)
.... 5,715,897 28,293,690
Modine Manufacturing Co.
(a)
........... 1,128,515 22,412,308
Motorcar Parts of America, Inc.
(a)(b)
....... 412,678 4,894,361
Patrick Industries, Inc.
(b)
.............. 491,555 29,788,233
Solid Power, Inc., Class A
(a)(b)
........... 3,022,558 7,677,297
Standard Motor Products, Inc. .......... 458,129 15,942,889
Stoneridge, Inc.
(a)(b)
.................. 590,413 12,729,304
Visteon Corp.
(a)(b)
................... 632,192 82,709,679
Security
Shares
Shares Value
Auto Components (continued)
XPEL, Inc.
(a)(b)(c)
.................... 491,074 $ 29,493,905
678,374,392
Automobiles — 0.2%
(b)
Canoo, Inc., Class A
(a)
................ 3,762,006 4,627,267
Cenntro Electric Group Ltd.
(a)
........... 4,338,694 1,909,025
Faraday Future Intelligent Electric, Inc.
(a)
... 4,612,088 1,338,889
Fisker, Inc., Class A
(a)
................ 4,020,594 29,229,718
Lordstown Motors Corp., Class A
(a)
....... 3,851,421 4,390,620
Mullen Automotive, Inc.
(a)
.............. 7,604,491 2,174,885
Winnebago Industries, Inc. ............ 678,427 35,753,103
Workhorse Group, Inc.
(a)
.............. 3,509,720 5,334,775
84,758,282
Banks — 9.9%
1st Source Corp. ................... 385,874 20,486,051
ACNB Corp. ...................... 193,189 7,690,854
Amalgamated Financial Corp.
(b)
......... 424,472 9,779,835
Amerant Bancorp, Inc., Class A ......... 650,121 17,449,248
American National Bankshares, Inc. ...... 257,723 9,517,710
Ameris Bancorp .................... 1,442,709 68,009,302
Arrow Financial Corp. ................ 336,732 11,415,215
Associated Banc-Corp. ............... 3,438,982 79,406,094
Atlantic Union Bankshares Corp. ........ 1,731,323 60,838,690
Banc of California, Inc.
(b)
.............. 1,227,187 19,549,089
BancFirst Corp.
(b)
................... 459,803 40,545,429
Bancorp, Inc. (The)
(a)(b)
............... 1,188,212 33,721,457
Bank First Corp.
(b)
.................. 174,429 16,190,500
Bank of Marin Bancorp ............... 381,464 12,542,536
Bank of NT Butterfield & Son Ltd. (The) .... 1,161,099 34,612,361
BankUnited, Inc. ................... 1,690,296 57,419,355
Bankwell Financial Group, Inc. .......... 151,107 4,447,079
Banner Corp. ..................... 688,510 43,513,832
Bar Harbor Bankshares .............. 353,108 11,313,580
BayCom Corp.
(b)
................... 296,008 5,618,232
BCB Bancorp, Inc. .................. 355,117 6,388,555
Berkshire Hills Bancorp, Inc.
(b)
.......... 938,965 28,075,054
Blue Ridge Bankshares, Inc. ........... 402,839 5,031,459
Brookline Bancorp, Inc.
(b)
.............. 1,694,763 23,980,896
Business First Bancshares, Inc.
(b)
........ 558,826 12,372,408
Byline Bancorp, Inc.
(b)
................ 599,394 13,768,080
Cadence Bank .................... 3,760,243 92,727,592
Cambridge Bancorp ................. 166,266 13,810,054
Camden National Corp. .............. 356,795 14,874,784
Capital Bancorp, Inc. ................ 214,262 5,043,727
Capital City Bank Group, Inc. ........... 335,996 10,919,870
Capstar Financial Holdings, Inc.
(b)
........ 498,591 8,805,117
Carter Bankshares, Inc.
(a)
............. 594,605 9,864,497
Cathay General Bancorp
(b)
............. 1,662,704 67,821,696
Central Pacific Financial Corp. .......... 550,458 11,163,288
Citizens & Northern Corp. ............. 382,800 8,750,808
City Holding Co. ................... 319,645 29,755,753
Civista Bancshares, Inc. .............. 367,531 8,089,357
CNB Financial Corp. ................. 470,040 11,182,252
Coastal Financial Corp.
(a)(b)
............ 244,437 11,615,646
Colony Bankcorp, Inc. ............... 404,989 5,139,310
Columbia Banking System, Inc.
(b)
........ 1,690,281 50,928,167
Community Bank System, Inc. .......... 1,154,356 72,666,710
Community Trust Bancorp, Inc. ......... 383,284 17,604,234
ConnectOne Bancorp, Inc. ............ 894,286 21,650,664
CrossFirst Bankshares, Inc.
(a)(b)
......... 1,094,777 13,586,183
Customers Bancorp, Inc.
(a)
............. 674,293 19,109,464
CVB Financial Corp. ................. 2,884,920 74,286,690
Dime Community Bancshares, Inc. ....... 757,240 24,102,949
Eagle Bancorp, Inc. ................. 695,132 30,634,467

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Eastern Bankshares, Inc.
(b)
............ 3,605,593 $ 62,196,479
Enterprise Bancorp, Inc. .............. 215,294 7,599,878
Enterprise Financial Services Corp.
(b)
..... 826,520 40,466,419
Equity Bancshares, Inc., Class A ........ 364,947 11,922,819
Esquire Financial Holdings, Inc.
(b)
........ 164,213 7,103,854
Farmers & Merchants Bancorp, Inc. ...... 281,598 7,653,834
Farmers National Banc Corp. ........... 779,223 11,002,629
FB Financial Corp. .................. 846,328 30,586,294
Financial Institutions, Inc. ............. 392,524 9,561,885
First Bancorp ..................... 782,358 33,516,217
First BanCorp ..................... 4,018,770 51,118,754
First Bancorp, Inc. (The) .............. 244,737 7,327,426
First Bancshares, Inc. (The)
(b)
.......... 514,010 16,453,460
First Bank
(b)
....................... 358,549 4,933,634
First Busey Corp. ................... 1,220,939 30,181,612
First Business Financial Services, Inc. ..... 197,472 7,217,602
First Commonwealth Financial Corp. ...... 2,010,661 28,088,934
First Community Bankshares, Inc. ....... 394,150 13,361,685
First Financial Bancorp ............... 2,038,212 49,385,877
First Financial Bankshares, Inc.
(b)
........ 2,981,457 102,562,121
First Financial Corp. ................. 274,969 12,670,572
First Foundation, Inc. ................ 1,215,670 17,420,551
First Guaranty Bancshares, Inc. ......... 110,415 2,589,232
First Internet Bancorp
(b)
............... 206,254 5,007,847
First Interstate BancSystem, Inc., Class A .. 2,052,141 79,315,250
First Merchants Corp.
(b)
............... 1,329,175 54,642,384
First Mid Bancshares, Inc.
(b)
............ 441,121 14,151,162
First of Long Island Corp. (The) ......... 566,057 10,189,026
First Western Financial, Inc.
(a)(b)
......... 182,969 5,150,577
Five Star Bancorp
(b)
................. 279,834 7,622,678
Flushing Financial Corp. .............. 709,489 13,749,897
Fulton Financial Corp. ................ 3,753,673 63,174,317
FVCBankcorp, Inc.
(a)(b)
............... 289,695 5,524,484
German American Bancorp, Inc.
(b)
........ 662,548 24,713,040
Glacier Bancorp, Inc.
(b)
............... 2,539,400 125,497,148
Great Southern Bancorp, Inc.
(b)
......... 229,610 13,659,499
Guaranty Bancshares, Inc.
(b)
........... 198,161 6,864,297
Hancock Whitney Corp. .............. 1,955,089 94,606,757
Hanmi Financial Corp. ............... 640,061 15,841,510
HarborOne Bancorp, Inc. ............. 1,082,767 15,050,461
HBT Financial, Inc. .................. 246,124 4,816,647
Heartland Financial USA, Inc. .......... 959,024 44,709,699
Heritage Commerce Corp. ............. 1,428,342 18,568,446
Heritage Financial Corp. .............. 762,866 23,374,214
Hilltop Holdings, Inc.
(b)
............... 1,174,830 35,256,648
Home BancShares, Inc.
(b)
............. 4,306,344 98,141,580
HomeStreet, Inc. ................... 396,143 10,925,624
HomeTrust Bancshares, Inc. ........... 373,403 9,025,151
Hope Bancorp, Inc. ................. 2,553,370 32,708,670
Horizon Bancorp, Inc. ................ 968,803 14,609,549
Independent Bank Corp. .............. 1,470,525 95,053,536
Independent Bank Group, Inc.
(b)
......... 814,731 48,949,039
International Bancshares Corp. ......... 1,242,723 56,867,004
John Marshall Bancorp, Inc. ........... 260,512 7,497,535
Lakeland Bancorp, Inc. ............... 1,476,907 26,008,332
Lakeland Financial Corp. .............. 537,748 39,239,472
Live Oak Bancshares, Inc.
(b)
............ 768,581 23,211,146
Macatawa Bank Corp. ............... 666,072 7,346,774
Mercantile Bank Corp. ............... 382,891 12,819,191
Metrocity Bankshares, Inc.
(b)
........... 455,406 9,850,432
Metropolitan Bank Holding Corp.
(a)(b)
...... 251,977 14,783,491
Mid Penn Bancorp, Inc.
(b)
............. 356,102 10,672,377
Midland States Bancorp, Inc. ........... 504,430 13,427,927
MidWestOne Financial Group, Inc. ....... 350,999 11,144,218
MVB Financial Corp. ................ 250,021 5,505,462
Security
Shares
Shares Value
Banks (continued)
National Bank Holdings Corp., Class A .... 688,767 $ 28,976,428
NBT Bancorp, Inc.
(b)
................. 919,347 39,918,047
Nicolet Bankshares, Inc.
(a)(b)
............ 290,088 23,146,122
Northeast Bank
(b)
................... 152,759 6,431,154
Northwest Bancshares, Inc. ............ 2,643,639 36,958,073
OceanFirst Financial Corp. ............ 1,375,070 29,220,238
OFG Bancorp ..................... 1,022,354 28,176,076
Old National Bancorp
(b)
............... 6,718,910 120,806,002
Old Second Bancorp, Inc.
(b)
............ 995,907 15,974,348
Origin Bancorp, Inc. ................. 544,132 19,969,644
Orrstown Financial Services, Inc. ........ 253,959 5,881,690
Pacific Premier Bancorp, Inc. ........... 2,030,659 64,087,598
Park National Corp.
(b)
................ 327,046 46,031,725
Parke Bancorp, Inc.
(b)
................ 254,615 5,280,715
Pathward Financial, Inc.
(b)
............. 612,853 26,383,322
PCB Bancorp ..................... 281,647 4,982,335
PCSB Financial Corp.
(b)
.............. 340,878 6,490,317
Peapack-Gladstone Financial Corp.
(b)
..... 416,688 15,509,127
Peoples Bancorp, Inc. ............... 674,861 19,064,823
Peoples Financial Services Corp.
(b)
....... 166,023 8,606,632
Preferred Bank .................... 212,051 15,823,246
Premier Financial Corp. .............. 850,775 22,945,402
Primis Financial Corp. ................ 601,190 7,124,102
Professional Holding Corp., Class A
(a)(b)
.... 311,139 8,630,996
QCR Holdings, Inc.
(b)
................ 381,509 18,938,107
RBB Bancorp
(b)
.................... 356,391 7,430,752
Red River Bancshares, Inc. ............ 104,695 5,345,727
Renasant Corp.
(b)
................... 1,180,886 44,389,505
Republic Bancorp, Inc., Class A ......... 210,845 8,627,777
Republic First Bancorp, Inc.
(a)(b)
......... 1,188,994 2,556,337
S&T Bancorp, Inc. .................. 794,390 27,152,250
Sandy Spring Bancorp, Inc. ............ 1,024,130 36,080,100
Seacoast Banking Corp. of Florida
(b)
...... 1,281,128 39,958,382
ServisFirst Bancshares, Inc. ........... 1,146,911 79,033,637
Shore Bancshares, Inc. ............... 425,811 7,421,886
Sierra Bancorp .................... 358,203 7,608,232
Silvergate Capital Corp., Class A
(a)(b)
...... 729,380 12,691,212
Simmons First National Corp., Class A .... 2,663,598 57,480,445
SmartFinancial, Inc.
(b)
................ 367,689 10,111,448
South Plains Financial, Inc.
(b)
........... 262,755 7,233,645
Southern First Bancshares, Inc.
(a)(b)
....... 188,075 8,604,431
Southside Bancshares, Inc. ............ 680,863 24,504,259
SouthState Corp. ................... 1,715,685 131,009,707
Stellar Bancorp, Inc.
(b)
................ 1,052,238 30,998,931
Stock Yards Bancorp, Inc.
(b)
............ 667,926 43,401,832
Summit Financial Group, Inc. ........... 277,660 6,910,957
Texas Capital Bancshares, Inc.
(a)(b)
....... 1,155,837 69,708,529
Third Coast Bancshares, Inc.
(a)(b)
......... 295,694 5,449,640
Tompkins Financial Corp. ............. 324,861 25,202,716
Towne Bank ...................... 1,564,680 48,254,731
TriCo Bancshares
(b)
................. 732,494 37,349,869
Triumph Financial, Inc.
(a)(b)
............. 546,525 26,708,677
Trustmark Corp. ................... 1,341,665 46,837,525
UMB Financial Corp. ................ 1,012,282 84,545,793
United Bankshares, Inc. .............. 2,987,324 120,956,749
United Community Banks, Inc. .......... 2,237,778 75,636,896
Unity Bancorp, Inc. .................. 174,806 4,777,448
Univest Financial Corp. ............... 702,088 18,345,559
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 236,531 2,885,678
Valley National Bancorp .............. 9,866,495 111,590,058
Veritex Holdings, Inc. ................ 1,124,669 31,580,706
Washington Federal, Inc. .............. 1,506,886 50,556,025
Washington Trust Bancorp, Inc. ......... 409,452 19,317,945
WesBanco, Inc. .................... 1,326,884 49,068,170
West BanCorp, Inc. ................. 391,702 10,007,986

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 572,622 $ 33,790,424
5,178,489,291
Beverages — 0.6%
Celsius Holdings, Inc.
(a)(b)
.............. 1,261,442 131,240,426
Coca-Cola Consolidated, Inc. ........... 106,681 54,659,077
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 953,450 15,798,666
MGP Ingredients, Inc.
(b)
............... 320,141 34,056,600
National Beverage Corp.
(a)
............. 536,662 24,970,883
Primo Water Corp.
(b)
................. 3,578,364 55,607,777
Vintage Wine Estates, Inc.
(a)(b)
.......... 673,769 2,196,487
Vita Coco Co., Inc. (The)
(a)(b)
........... 621,236 8,585,481
327,115,397
Biotechnology — 7.3%
(a)
2seventy bio, Inc.
(b)
................. 857,107 8,031,093
4D Molecular Therapeutics, Inc. ......... 680,770 15,119,902
Aadi Bioscience, Inc.
(b)
............... 338,542 4,343,494
Absci Corp.
(b)
..................... 1,200,848 2,521,781
ACADIA Pharmaceuticals, Inc.
(b)
......... 2,747,989 43,747,985
Adicet Bio, Inc.
(b)
................... 682,773 6,103,991
ADMA Biologics, Inc.
(b)
............... 4,213,537 16,348,524
Aerovate Therapeutics, Inc.
(b)
........... 213,938 6,268,383
Affimed NV
(b)
...................... 3,236,245 4,012,944
Agenus, Inc.
(b)
..................... 6,853,789 16,449,094
Agios Pharmaceuticals, Inc.
(b)
.......... 1,238,475 34,776,378
Akero Therapeutics, Inc.
(b)
............. 792,569 43,432,781
Albireo Pharma, Inc.
(b)
................ 407,557 8,807,307
Alector, Inc.
(b)
..................... 1,426,372 13,165,414
Alkermes plc
(b)
..................... 3,703,096 96,761,898
Allogene Therapeutics, Inc.
(b)
........... 1,822,383 11,462,789
Allovir, Inc.
(b)
...................... 720,004 3,693,621
Alpine Immune Sciences, Inc.
(b)
......... 415,898 3,056,850
ALX Oncology Holdings, Inc.
(b)
.......... 494,441 5,572,350
Amicus Therapeutics, Inc.
(b)
............ 6,273,452 76,598,849
AnaptysBio, Inc.
(b)
.................. 465,047 14,411,807
Anavex Life Sciences Corp.
(b)
........... 1,574,946 14,584,000
Anika Therapeutics, Inc.
(b)
............. 334,859 9,911,826
Apellis Pharmaceuticals, Inc.
(b)
.......... 2,129,144 110,098,036
Arbutus Biopharma Corp.
(b)
............ 2,501,883 5,829,387
Arcellx, Inc.
(b)
..................... 670,382 20,768,434
Arcturus Therapeutics Holdings, Inc.
(b)
..... 517,540 8,777,478
Arcus Biosciences, Inc.
(b)
.............. 1,168,805 24,170,887
Arcutis Biotherapeutics, Inc.
(b)
.......... 930,748 13,775,070
Arrowhead Pharmaceuticals, Inc.
(b)
....... 2,340,176 94,917,539
Atara Biotherapeutics, Inc.
(b)
........... 2,161,003 7,088,090
Aura Biosciences, Inc.
(b)
.............. 412,795 4,334,348
Aurinia Pharmaceuticals, Inc. ........... 3,072,426 13,272,880
Avid Bioservices, Inc.
(b)
............... 1,396,924 19,235,643
Avidity Biosciences, Inc.
(b)
............. 1,215,805 26,978,713
Beam Therapeutics, Inc.
(b)
............. 1,446,914 56,588,807
BioCryst Pharmaceuticals, Inc.
(b)
......... 4,223,854 48,489,844
Biohaven Ltd. ..................... 1,436,038 19,932,207
Bioxcel Therapeutics, Inc.
(b)
............ 438,612 9,421,386
Bluebird Bio, Inc.
(b)
.................. 1,879,537 13,006,396
Blueprint Medicines Corp.
(b)
............ 1,359,120 59,543,047
Bridgebio Pharma, Inc.
(b)
.............. 2,415,274 18,404,388
C4 Therapeutics, Inc.
(b)
............... 988,880 5,834,392
CareDx, Inc.
(b)
..................... 1,155,599 13,185,385
Caribou Biosciences, Inc.
(b)
............ 1,276,657 8,017,406
Catalyst Pharmaceuticals, Inc.
(b)
......... 2,205,766 41,027,248
Celldex Therapeutics, Inc.
(b)
............ 1,045,537 46,599,584
Celularity, Inc., Class A
(b)
.............. 1,355,140 1,748,131
Century Therapeutics, Inc.
(b)
........... 435,044 2,231,776
Cerevel Therapeutics Holdings, Inc.
(b)
..... 1,303,781 41,121,253
Security
Shares
Shares Value
Biotechnology (continued)
Chimerix, Inc.
(b)
.................... 1,896,297 $ 3,527,112
Chinook Therapeutics, Inc. ............ 1,154,324 30,243,289
Cogent Biosciences, Inc.
(b)
............. 1,472,227 17,018,944
Coherus Biosciences, Inc.
(b)
............ 1,669,971 13,226,170
Crinetics Pharmaceuticals, Inc.
(b)
........ 1,192,759 21,827,490
CTI BioPharma Corp.
(b)
............... 2,257,635 13,568,386
Cullinan Oncology, Inc.
(b)
.............. 663,000 6,994,650
Cytokinetics, Inc.
(b)
.................. 1,868,006 85,592,035
Day One Biopharmaceuticals, Inc.
(b)
...... 624,427 13,437,669
Deciphera Pharmaceuticals, Inc. ........ 1,035,316 16,968,829
Denali Therapeutics, Inc.
(b)
............ 2,471,139 68,722,376
Design Therapeutics, Inc.
(b)
............ 775,988 7,961,637
Dynavax Technologies Corp.
(b)
.......... 2,714,029 28,877,269
Dyne Therapeutics, Inc.
(b)
............. 714,029 8,275,596
Eagle Pharmaceuticals, Inc. ........... 240,266 7,022,975
Editas Medicine, Inc.
(b)
............... 1,582,324 14,035,214
Eiger BioPharmaceuticals, Inc.
(b)
......... 936,771 1,105,390
Emergent BioSolutions, Inc.
(b)
.......... 1,149,746 13,578,500
Enanta Pharmaceuticals, Inc. ........... 447,127 20,800,348
Enochian Biosciences, Inc.
(b)
........... 366,548 377,544
EQRx, Inc.
(b)
...................... 4,597,585 11,310,059
Erasca, Inc.
(b)
..................... 1,457,294 6,280,937
Fate Therapeutics, Inc.
(b)
.............. 1,906,637 19,237,967
FibroGen, Inc.
(b)
.................... 1,989,273 31,868,153
Foghorn Therapeutics, Inc.
(b)
........... 440,087 2,807,755
Generation Bio Co.
(b)
................ 1,084,652 4,262,682
Geron Corp.
(b)
..................... 8,192,795 19,826,564
Gossamer Bio, Inc.
(b)
................ 1,432,530 3,108,590
GreenLight Biosciences Holdings PBC
(b)
... 1,705,797 2,012,840
Halozyme Therapeutics, Inc.
(b)
.......... 3,024,150 172,074,135
Heron Therapeutics, Inc.
(b)
............. 2,430,954 6,077,385
HilleVax, Inc.
(b)
..................... 370,052 6,190,970
Humacyte, Inc.
(b)
................... 1,141,289 2,408,120
Icosavax, Inc.
(b)
.................... 513,806 4,079,620
Ideaya Biosciences, Inc.
(b)
............. 993,101 18,044,645
IGM Biosciences, Inc.
(b)
............... 240,616 4,092,878
Imago Biosciences, Inc.
(b)
............. 600,902 21,602,427
ImmunityBio, Inc.
(b)
.................. 1,863,828 9,449,608
ImmunoGen, Inc.
(b)
.................. 4,887,276 24,240,889
Immunovant, Inc.
(b)
.................. 1,001,355 17,774,051
Inhibrx, Inc.
(b)
..................... 735,500 18,122,720
Inovio Pharmaceuticals, Inc.
(b)
.......... 5,789,435 9,031,519
Insmed, Inc.
(b)
..................... 3,069,323 61,325,074
Instil Bio, Inc.
(b)
.................... 1,542,883 972,016
Intellia Therapeutics, Inc.
(b)
............ 1,933,770 67,469,235
Intercept Pharmaceuticals, Inc.
(b)
........ 554,363 6,857,470
Invivyd, Inc.
(b)
..................... 1,165,854 1,748,781
Iovance Biotherapeutics, Inc.
(b)
.......... 3,456,468 22,086,831
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 3,103,438 38,451,597
iTeos Therapeutics, Inc. .............. 532,687 10,403,377
IVERIC bio, Inc.
(b)
................... 3,058,309 65,478,396
Janux Therapeutics, Inc.
(b)
............. 370,573 4,880,446
Jounce Therapeutics, Inc. ............. 920,122 1,021,335
KalVista Pharmaceuticals, Inc.
(b)
......... 547,649 3,702,107
Karuna Therapeutics, Inc.
(b)
............ 686,314 134,860,701
Karyopharm Therapeutics, Inc.
(b)
........ 1,782,492 6,060,473
Keros Therapeutics, Inc.
(b)
............. 433,443 20,813,933
Kezar Life Sciences, Inc.
(b)
............. 1,185,061 8,342,829
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 705,574 10,569,499
Kinnate Biopharma, Inc.
(b)
............. 664,738 4,054,902
Kodiak Sciences, Inc.
(b)
............... 751,062 5,377,604
Kronos Bio, Inc.
(b)
................... 874,967 1,417,447
Krystal Biotech, Inc.
(b)
................ 484,978 38,419,957
Kura Oncology, Inc.
(b)
................ 1,472,471 18,273,365
Kymera Therapeutics, Inc.
(b)
............ 859,100 21,443,136

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc.
(b)
......... 1,838,839 $ 3,512,182
Lyell Immunopharma, Inc.
(b)
............ 3,974,199 13,790,471
MacroGenics, Inc. .................. 1,420,902 9,534,252
Madrigal Pharmaceuticals, Inc.
(b)
........ 290,728 84,383,802
MannKind Corp.
(b)
.................. 5,781,560 30,468,821
MeiraGTx Holdings plc ............... 670,497 4,371,640
Mersana Therapeutics, Inc.
(b)
........... 2,088,490 12,238,551
MiMedx Group, Inc. ................. 2,623,033 7,292,032
Mirum Pharmaceuticals, Inc.
(b)
.......... 417,865 8,148,368
Monte Rosa Therapeutics, Inc.
(b)
......... 653,114 4,970,198
Morphic Holding, Inc.
(b)
............... 590,738 15,802,242
Myriad Genetics, Inc.
(b)
............... 1,807,821 26,231,483
Nkarta, Inc.
(b)
...................... 746,158 4,469,486
Nurix Therapeutics, Inc.
(b)
............. 1,047,082 11,496,960
Nuvalent, Inc., Class A
(b)
.............. 450,825 13,425,568
Ocugen, Inc.
(b)
..................... 5,057,316 6,574,511
Organogenesis Holdings, Inc., Class A
(b)
... 1,620,638 4,359,516
Outlook Therapeutics, Inc.
(b)
............ 2,485,526 2,684,368
Pardes Biosciences, Inc.
(b)
............. 719,966 1,216,743
PDL BioPharma, Inc.
(d)
............... 11,853 8,214
PepGen, Inc.
(b)
.................... 300,617 4,019,249
PMV Pharmaceuticals, Inc.
(b)
........... 866,160 7,535,592
Point Biopharma Global, Inc.
(b)
.......... 1,906,951 13,901,673
Praxis Precision Medicines, Inc.
(b)
........ 985,542 2,345,590
Precigen, Inc.
(b)
.................... 2,343,821 3,562,608
Prime Medicine, Inc.
(b)
................ 240,803 4,474,120
Prometheus Biosciences, Inc.
(b)
......... 790,021 86,902,310
Protagonist Therapeutics, Inc.
(b)
......... 1,059,059 11,554,334
Prothena Corp. plc
(b)
................. 834,414 50,273,443
PTC Therapeutics, Inc.
(b)
.............. 1,598,057 60,997,836
Rallybio Corp.
(b)
.................... 405,341 2,663,090
RAPT Therapeutics, Inc.
(b)
............. 596,470 11,810,106
Recursion Pharmaceuticals, Inc., Class A
(b)
. 3,111,907 23,992,803
REGENXBIO, Inc.
(b)
................. 918,949 20,841,763
Relay Therapeutics, Inc.
(b)
............. 1,936,593 28,932,699
Replimune Group, Inc.
(b)
.............. 922,270 25,085,744
REVOLUTION Medicines, Inc.
(b)
......... 1,717,869 40,919,640
Rigel Pharmaceuticals, Inc. ............ 3,849,327 5,773,991
Rocket Pharmaceuticals, Inc.
(b)
.......... 1,221,197 23,898,825
Sage Therapeutics, Inc.
(b)
............. 1,187,945 45,308,222
Sana Biotechnology, Inc.
(b)
............. 2,087,290 8,244,795
Sangamo Therapeutics, Inc.
(b)
.......... 2,998,786 9,416,188
Seres Therapeutics, Inc.
(b)
............. 1,640,950 9,189,320
Sorrento Therapeutics, Inc.
(b)
........... 10,359,426 9,178,451
SpringWorks Therapeutics, Inc.
(b)
........ 816,007 21,224,342
Stoke Therapeutics, Inc.
(b)
............. 526,736 4,861,773
Sutro Biopharma, Inc.
(b)
............... 1,196,184 9,665,167
Syndax Pharmaceuticals, Inc.
(b)
......... 1,207,042 30,719,219
Talaris Therapeutics, Inc.
(b)
............ 421,349 429,776
Tango Therapeutics, Inc.
(b)
............. 1,026,080 7,439,080
Tenaya Therapeutics, Inc.
(b)
............ 640,293 1,286,989
TG Therapeutics, Inc.
(b)
............... 3,040,227 35,965,885
Travere Therapeutics, Inc.
(b)
............ 1,393,962 29,315,021
Twist Bioscience Corp.
(b)
.............. 1,281,002 30,500,658
Tyra Biosciences, Inc.
(b)
.............. 258,368 1,963,597
Vanda Pharmaceuticals, Inc.
(b)
.......... 1,281,982 9,473,847
Vaxart, Inc.
(b)
...................... 3,041,542 2,922,618
Vaxcyte, Inc.
(b)
..................... 1,628,470 78,085,137
VBI Vaccines, Inc.
(b)
................. 4,229,353 1,654,100
Vera Therapeutics, Inc., Class A
(b)
........ 317,701 6,147,514
Veracyte, Inc.
(b)
.................... 1,626,898 38,606,290
Vericel Corp.
(b)
..................... 1,072,824 28,258,184
Verve Therapeutics, Inc.
(b)
............. 1,060,656 20,523,694
Vir Biotechnology, Inc.
(b)
.............. 1,651,420 41,797,440
Viridian Therapeutics, Inc.
(b)
............ 858,701 25,082,656
Security
Shares
Shares Value
Biotechnology (continued)
VistaGen Therapeutics, Inc.
(b)
........... 4,559,589 $ 469,638
Xencor, Inc.
(b)
..................... 1,304,262 33,962,982
Y-mAbs Therapeutics, Inc.
(b)
............ 883,604 4,311,988
Zentalis Pharmaceuticals, Inc.
(b)
......... 1,070,478 21,559,427
3,816,706,086
Building Products — 1.3%
AAON, Inc.
(b)
...................... 995,901 75,011,263
American Woodmark Corp.
(a)(b)
.......... 375,990 18,370,871
Apogee Enterprises, Inc.
(b)
............. 506,236 22,507,253
Caesarstone Ltd. ................... 525,647 3,001,444
CSW Industrials, Inc.
(b)
............... 331,950 38,482,964
Gibraltar Industries, Inc.
(a)(b)
............ 716,113 32,855,264
Griffon Corp. ...................... 1,048,283 37,518,049
Insteel Industries, Inc.
(b)
.............. 420,747 11,578,957
Janus International Group, Inc.
(a)(b)
....... 1,848,808 17,600,652
JELD-WEN Holding, Inc.
(a)
............. 1,917,509 18,503,962
Masonite International Corp.
(a)(b)
......... 505,160 40,720,948
PGT Innovations, Inc.
(a)(b)
.............. 1,315,457 23,625,608
Quanex Building Products Corp.
(b)
....... 744,378 17,626,871
Resideo Technologies, Inc.
(a)(b)
.......... 3,296,253 54,223,362
Simpson Manufacturing Co., Inc.
(b)
....... 971,645 86,146,046
UFP Industries, Inc.
(b)
................ 1,357,944 107,617,062
View, Inc., Class A
(a)(b)
................ 2,403,127 2,318,777
Zurn Elkay Water Solutions Corp.
(b)
....... 2,826,739 59,785,530
667,494,883
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 1,382,151 41,049,885
AssetMark Financial Holdings, Inc.
(a)(b)
..... 461,948 10,624,804
Associated Capital Group, Inc., Class A
(b)
... 37,968 1,594,276
B Riley Financial, Inc. ................ 477,300 16,323,660
Bakkt Holdings, Inc., Class A
(a)(b)
......... 1,475,211 1,755,501
BGC Partners, Inc., Class A ............ 7,203,448 27,156,999
Blucora, Inc.
(a)
..................... 1,088,439 27,787,848
Brightsphere Investment Group, Inc.
(b)
..... 758,300 15,605,814
Cohen & Steers, Inc.
(b)
............... 585,870 37,823,767
Cowen, Inc., Class A
(b)
............... 611,754 23,625,940
Diamond Hill Investment Group, Inc. ...... 68,443 12,663,324
Donnelley Financial Solutions, Inc.
(a)(b)
..... 576,894 22,296,953
Federated Hermes, Inc., Class B ........ 1,954,168 70,955,840
Focus Financial Partners, Inc., Class A
(a)(b)
.. 1,334,113 49,722,392
GCM Grosvenor, Inc., Class A .......... 952,325 7,247,193
Hamilton Lane, Inc., Class A
(b)
.......... 817,028 52,191,749
Houlihan Lokey, Inc., Class A
(b)
.......... 1,137,081 99,107,980
MarketWise, Inc., Class A
(a)(b)
........... 295,067 495,713
Moelis & Co., Class A
(b)
............... 1,464,991 56,211,705
Open Lending Corp., Class A
(a)(b)
........ 2,423,301 16,357,282
Oppenheimer Holdings, Inc., Class A, NVS . 185,419 7,848,786
Perella Weinberg Partners, Class A ....... 892,678 8,748,244
Piper Sandler Cos. .................. 395,494 51,489,364
PJT Partners, Inc., Class A
(b)
........... 539,292 39,740,428
Sculptor Capital Management, Inc., Class A . 563,440 4,879,390
Silvercrest Asset Management Group, Inc.,
Class A
(b)
...................... 217,698 4,086,191
StepStone Group, Inc., Class A
(b)
........ 1,246,095 31,376,672
StoneX Group, Inc.
(a)
................ 394,418 37,588,035
Value Line, Inc.
(b)
................... 25,463 1,295,557
Victory Capital Holdings, Inc., Class A
(b)
.... 389,082 10,439,070
Virtus Investment Partners, Inc. ......... 159,673 30,567,799
WisdomTree, Inc. ................... 3,188,087 17,375,074
836,033,235

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals — 2.1%
AdvanSix, Inc. ..................... 608,803 $ 23,146,690
American Vanguard Corp.
(b)
............ 637,349 13,836,847
Amyris, Inc.
(a)(b)
.................... 4,510,521 6,901,097
Aspen Aerogels, Inc.
(a)(b)
.............. 693,709 8,178,829
Avient Corp. ...................... 2,070,765 69,909,026
Balchem Corp.
(b)
................... 723,968 88,403,733
Cabot Corp.
(b)
..................... 1,262,853 84,409,095
Chase Corp.
(b)
..................... 165,644 14,288,451
Danimer Scientific, Inc., Class A
(a)(b)
....... 2,045,269 3,661,032
Diversey Holdings Ltd.
(a)(b)
............. 1,758,683 7,491,990
Ecovyst, Inc.
(a)
..................... 1,641,643 14,544,957
FutureFuel Corp. ................... 641,879 5,218,476
Hawkins, Inc. ..................... 431,877 16,670,452
HB Fuller Co. ..................... 1,205,283 86,322,368
Ingevity Corp.
(a)(b)
................... 854,409 60,184,570
Innospec, Inc.
(b)
.................... 564,140 58,027,440
Intrepid Potash, Inc.
(a)(b)
............... 258,666 7,467,687
Koppers Holdings, Inc.
(b)
.............. 458,690 12,935,058
Kronos Worldwide, Inc. ............... 531,493 4,996,034
Livent Corp.
(a)(b)
.................... 3,688,793 73,296,317
LSB Industries, Inc.
(a)(b)
............... 1,678,226 22,320,406
Mativ Holdings, Inc. ................. 1,243,623 25,991,721
Minerals Technologies, Inc.
(b)
........... 737,693 44,792,719
Origin Materials, Inc., Class A
(a)(b)
........ 2,408,888 11,104,974
Orion Engineered Carbons SA
(b)
......... 1,377,526 24,533,738
Perimeter Solutions SA
(a)(b)
............ 2,672,093 24,422,930
PureCycle Technologies, Inc.
(a)(b)
......... 2,421,689 16,370,618
Quaker Chemical Corp.
(b)
............. 308,420 51,475,298
Rayonier Advanced Materials, Inc.
(a)(b)
..... 1,409,610 13,532,256
Sensient Technologies Corp.
(b)
.......... 954,747 69,620,151
Stepan Co.
(b)
...................... 485,091 51,642,788
Tredegar Corp. .................... 578,061 5,907,783
Trinseo plc ....................... 802,261 18,219,347
Tronox Holdings plc, Class A ........... 2,679,656 36,738,084
Valhi, Inc.
(b)
....................... 54,925 1,208,350
1,077,771,312
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 1,513,366 67,223,718
ACCO Brands Corp. ................. 2,151,429 12,026,488
ACV Auctions, Inc., Class A
(a)(b)
.......... 2,687,093 22,061,034
Aris Water Solution, Inc., Class A
(b)
....... 502,710 7,244,051
Brady Corp., Class A, NVS ............ 1,046,410 49,285,911
BrightView Holdings, Inc.
(a)(b)
........... 996,973 6,869,144
Brink's Co. (The) ................... 1,029,528 55,295,949
Casella Waste Systems, Inc., Class A
(a)(b)
... 1,132,675 89,832,454
Cimpress plc
(a)(b)
................... 403,291 11,134,864
CompX International, Inc.
(b)
............ 40,109 741,214
CoreCivic, Inc.
(a)
................... 2,591,401 29,956,596
Deluxe Corp. ...................... 1,000,311 16,985,281
Ennis, Inc. ....................... 571,180 12,657,349
GEO Group, Inc. (The)
(a)
.............. 2,532,932 27,735,605
Harsco Corp.
(a)(b)
................... 1,802,829 11,339,794
Healthcare Services Group, Inc. ......... 1,705,512 20,466,144
Heritage-Crystal Clean, Inc.
(a)(b)
......... 353,323 11,475,931
HNI Corp. ........................ 962,008 27,349,887
Interface, Inc. ..................... 1,308,832 12,918,172
KAR Auction Services, Inc.
(a)(b)
.......... 2,465,217 32,171,082
Kimball International, Inc., Class B ....... 819,114 5,324,241
Li-Cycle Holdings Corp.
(a)(b)
............ 3,120,906 14,855,513
Matthews International Corp., Class A
(b)
.... 682,314 20,769,638
MillerKnoll, Inc. .................... 1,735,038 36,453,148
Montrose Environmental Group, Inc.
(a)(b)
.... 627,719 27,864,446
NL Industries, Inc. .................. 203,163 1,383,540
Pitney Bowes, Inc. .................. 2,823,565 10,729,547
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Quad/Graphics, Inc., Class A
(a)(b)
......... 630,994 $ 2,574,456
SP Plus Corp.
(a)(b)
................... 470,040 16,319,789
Steelcase, Inc., Class A .............. 2,020,450 14,284,581
UniFirst Corp.
(b)
.................... 342,415 66,082,671
Viad Corp.
(a)
...................... 459,938 11,217,888
VSE Corp. ....................... 239,893 11,246,184
763,876,310
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(b)
............. 1,741,863 32,729,606
Aviat Networks, Inc.
(a)(b)
............... 180,767 5,638,123
Calix, Inc.
(a)(b)
...................... 1,305,544 89,338,376
Cambium Networks Corp.
(a)(b)
........... 250,696 5,432,582
Casa Systems, Inc.
(a)(b)
............... 811,242 2,214,691
Clearfield, Inc.
(a)(b)
................... 263,893 24,842,887
CommScope Holding Co., Inc.
(a)(b)
........ 4,662,744 34,271,168
Comtech Telecommunications Corp. ...... 585,474 7,107,654
Digi International, Inc.
(a)(b)
............. 778,676 28,460,608
DZS, Inc.
(a)(b)
...................... 384,930 4,880,912
Extreme Networks, Inc.
(a)
.............. 2,919,780 53,461,172
Harmonic, Inc.
(a)
.................... 2,096,471 27,463,770
Infinera Corp.
(a)(b)
................... 4,404,475 29,686,162
Inseego Corp.
(a)(b)
................... 1,889,136 1,591,597
NETGEAR, Inc.
(a)
................... 648,804 11,749,840
NetScout Systems, Inc.
(a)(b)
............ 1,572,337 51,116,676
Ondas Holdings, Inc.
(a)(b)
.............. 835,779 1,328,889
Ribbon Communications, Inc.
(a)(b)
........ 1,567,174 4,372,416
Viavi Solutions, Inc.
(a)(b)
............... 5,190,134 54,548,308
470,235,437
Construction & Engineering — 1.6%
Ameresco, Inc., Class A
(a)(b)
............ 724,387 41,391,473
API Group Corp.
(a)(b)
................. 4,698,283 88,374,703
Arcosa, Inc. ...................... 1,102,027 59,884,147
Argan, Inc. ....................... 304,371 11,225,202
Comfort Systems USA, Inc. ............ 804,885 92,626,166
Concrete Pumping Holdings, Inc.
(a)(b)
...... 540,626 3,162,662
Construction Partners, Inc., Class A
(a)(b)
.... 908,972 24,260,463
Dycom Industries, Inc.
(a)
.............. 657,365 61,529,364
EMCOR Group, Inc.
(b)
................ 1,072,607 158,863,823
Fluor Corp.
(a)(b)
..................... 3,232,256 112,029,993
Granite Construction, Inc. ............. 1,005,592 35,266,111
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 1,506,100 8,961,295
IES Holdings, Inc.
(a)(b)
................ 194,801 6,929,072
MYR Group, Inc.
(a)
.................. 372,498 34,295,891
Northwest Pipe Co.
(a)
................ 217,196 7,319,505
NV5 Global, Inc.
(a)(b)
................. 308,387 40,805,768
Primoris Services Corp. .............. 1,203,662 26,408,344
Sterling Infrastructure, Inc.
(a)(b)
.......... 665,079 21,814,591
Tutor Perini Corp.
(a)(b)
................ 940,612 7,101,621
842,250,194
Construction Materials — 0.2%
Summit Materials, Inc., Class A
(a)(b)
....... 2,713,895 77,047,477
United States Lime & Minerals, Inc. ....... 46,993 6,614,735
83,662,212
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)(b)
........... 111,334 2,916,951
Bread Financial Holdings, Inc. .......... 642,741 24,205,626
Consumer Portfolio Services, Inc.
(a)(b)
...... 242,153 2,143,054
Curo Group Holdings Corp. ............ 483,531 1,716,535
Encore Capital Group, Inc.
(a)(b)
.......... 528,932 25,357,000
Enova International, Inc.
(a)(b)
............ 704,089 27,015,895
EZCORP, Inc., Class A, NVS
(a)(b)
......... 1,161,634 9,467,317
FirstCash Holdings, Inc. .............. 856,873 74,470,832

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Green Dot Corp., Class A
(a)(b)
........... 1,058,150 $ 16,739,933
LendingClub Corp.
(a)(b)
................ 2,373,274 20,884,811
LendingTree, Inc.
(a)(b)
................ 262,784 5,605,183
Moneylion, Inc., Class A
(a)(b)
............ 3,066,859 1,901,453
Navient Corp. ..................... 2,440,097 40,139,596
Nelnet, Inc., Class A
(b)
................ 333,295 30,246,521
NerdWallet, Inc., Class A
(a)(b)
........... 588,858 5,653,037
Oportun Financial Corp.
(a)(b)
............ 593,096 3,267,959
OppFi, Inc., Class A
(a)(b)
............... 240,417 492,855
PRA Group, Inc.
(a)(b)
................. 881,776 29,786,393
PROG Holdings, Inc.
(a)(b)
.............. 1,142,139 19,290,728
Regional Management Corp. ........... 174,604 4,902,880
Sunlight Financial Holdings, Inc.
(a)(b)
...... 536,995 692,724
World Acceptance Corp.
(a)(b)
............ 91,644 6,043,005
352,940,288
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)(b)
................... 403,691 77,388
Greif, Inc., Class A, NVS .............. 568,979 38,155,732
Greif, Inc., Class B .................. 125,735 9,836,249
Myers Industries, Inc. ................ 827,028 18,384,832
O-I Glass, Inc.
(a)(b)
................... 3,543,781 58,720,451
Pactiv Evergreen, Inc. ............... 997,583 11,332,543
Ranpak Holdings Corp., Class A
(a)(b)
...... 1,019,286 5,881,280
TriMas Corp.
(b)
..................... 957,278 26,554,892
168,943,367
Distributors — 0.0%
(b)
Funko, Inc., Class A
(a)
................ 722,379 7,881,155
Weyco Group, Inc. .................. 129,480 2,739,797
10,620,952
Diversified Consumer Services — 1.0%
2U, Inc.
(a)(b)
....................... 1,700,968 10,665,069
Adtalem Global Education, Inc.
(a)
........ 1,019,084 36,177,482
American Public Education, Inc.
(a)(b)
....... 418,626 5,144,914
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 2,109,479 1,109,586
Carriage Services, Inc.
(b)
.............. 307,014 8,455,166
Chegg, Inc.
(a)(b)
.................... 2,824,533 71,375,949
Contra A/S, NVS
(a)(d)
................. 130,676 1
Coursera, Inc.
(a)(b)
................... 2,595,498 30,704,741
Duolingo, Inc., Class A
(a)(b)
............. 536,826 38,184,433
European Wax Center, Inc., Class A
(b)
..... 556,323 6,926,221
Frontdoor, Inc.
(a)(b)
.................. 1,881,372 39,132,538
Graham Holdings Co., Class B
(b)
......... 84,106 50,817,686
Laureate Education, Inc. .............. 3,065,205 29,487,272
Nerdy, Inc., Class A
(a)(b)
............... 1,309,809 2,947,070
OneSpaWorld Holdings Ltd.
(a)(b)
......... 1,518,633 14,168,846
Perdoceo Education Corp.
(a)(b)
.......... 1,519,633 21,122,899
Rover Group, Inc., Class A
(a)(b)
.......... 2,094,529 7,686,922
Strategic Education, Inc.
(b)
............. 517,404 40,523,081
Stride, Inc.
(a)(b)
..................... 926,131 28,969,378
Udemy, Inc.
(a)(b)
.................... 1,663,490 17,549,820
Universal Technical Institute, Inc.
(a)(b)
...... 709,170 4,765,622
Vivint Smart Home, Inc., Class A
(a)(b)
...... 2,159,491 25,697,943
WW International, Inc.
(a)
.............. 1,255,349 4,845,647
496,458,286
Diversified Financial Services — 0.3%
Alerus Financial Corp. ............... 362,870 8,473,015
A-Mark Precious Metals, Inc. ........... 413,041 14,344,914
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 644,490 10,440,738
Cannae Holdings, Inc.
(a)(b)
............. 1,622,134 33,497,067
Compass Diversified Holdings .......... 1,414,795 25,791,713
Jackson Financial, Inc., Class A ......... 1,704,708 59,306,791
Security
Shares
Shares Value
Diversified Financial Services (continued)
SWK Holdings Corp.
(a)(b)
.............. 27,164 $ 479,173
152,333,411
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)(b)
.................... 417,592 13,433,935
ATN International, Inc. ............... 250,149 11,334,251
Bandwidth, Inc., Class A
(a)(b)
............ 526,691 12,087,558
Charge Enterprises, Inc.
(a)(b)
............ 2,869,840 3,558,602
Cogent Communications Holdings, Inc. .... 978,369 55,845,302
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 1,640,663 5,873,573
EchoStar Corp., Class A
(a)(b)
............ 790,172 13,180,069
Globalstar, Inc.
(a)(b)
.................. 15,615,460 20,768,562
IDT Corp., Class B
(a)(b)
................ 352,351 9,925,728
Iridium Communications, Inc.
(a)(b)
......... 2,839,189 145,934,315
Liberty Latin America Ltd., Class A
(a)(b)
..... 969,207 7,298,128
Liberty Latin America Ltd., Class C, NVS
(a)
.. 3,315,323 25,196,455
Ooma, Inc.
(a)(b)
..................... 536,509 7,307,253
Radius Global Infrastructure, Inc.
(a)(b)
...... 1,737,343 20,535,394
352,279,125
Electric Utilities — 0.8%
ALLETE, Inc. ..................... 1,308,735 84,426,495
MGE Energy, Inc.
(b)
................. 836,935 58,920,224
Otter Tail Corp.
(b)
................... 936,666 54,991,661
PNM Resources, Inc. ................ 1,952,965 95,285,162
Portland General Electric Co.
(b)
.......... 2,031,952 99,565,648
Via Renewables, Inc., Class A .......... 283,821 1,450,325
394,639,515
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc.
(b)
........ 292,044 10,166,052
Array Technologies, Inc.
(a)(b)
............ 3,427,847 66,260,283
Atkore, Inc.
(a)(b)
..................... 935,960 106,156,583
AZZ, Inc. ........................ 557,384 22,406,837
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 1,374,803 7,932,613
Blink Charging Co.
(a)(b)
................ 823,848 9,037,613
Bloom Energy Corp., Class A
(a)(b)
........ 4,084,768 78,100,764
Encore Wire Corp.
(b)
................. 403,030 55,440,807
Energy Vault Holdings, Inc.
(a)(b)
.......... 1,862,133 5,809,855
EnerSys
(b)
........................ 926,525 68,414,606
Enovix Corp.
(a)(b)
.................... 2,485,186 30,915,714
ESS Tech, Inc.
(a)(b)
.................. 1,835,314 4,459,813
Fluence Energy, Inc., Class A
(a)(b)
........ 818,653 14,039,899
FTC Solar, Inc.
(a)(b)
.................. 987,596 2,646,757
FuelCell Energy, Inc.
(a)(b)
.............. 9,297,087 25,845,902
GrafTech International Ltd.
(b)
........... 4,394,795 20,919,224
Heliogen, Inc.
(a)(b)
................... 2,207,895 1,541,552
NuScale Power Corp., Class A
(a)(b)
........ 735,953 7,550,878
Powell Industries, Inc.
(b)
.............. 207,657 7,305,373
Preformed Line Products Co. ........... 58,422 4,865,968
Shoals Technologies Group, Inc., Class A
(a)(b)
3,135,439 77,351,280
Stem, Inc.
(a)(b)
..................... 3,283,836 29,357,494
SunPower Corp.
(a)(b)
................. 1,857,070 33,482,972
Thermon Group Holdings, Inc.
(a)
......... 744,108 14,941,689
TPI Composites, Inc.
(a)(b)
.............. 825,903 8,374,656
Vicor Corp.
(a)(b)
..................... 503,835 27,081,131
740,406,315
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
................. 490,817 3,740,025
Advanced Energy Industries, Inc.
(b)
....... 853,342 73,199,677
Aeva Technologies, Inc.
(a)(b)
............ 2,360,294 3,210,000
AEye, Inc., Class A
(a)(b)
............... 1,696,466 815,322
Akoustis Technologies, Inc.
(a)(b)
.......... 1,132,723 3,194,279
Arlo Technologies, Inc.
(a)
.............. 1,979,832 6,949,210

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.
(b)
................. 665,754 $ 72,587,159
Belden, Inc.
(b)
..................... 968,231 69,615,809
Benchmark Electronics, Inc. ........... 797,387 21,282,259
Cepton, Inc.
(a)(b)
.................... 930,932 1,182,284
CTS Corp.
(b)
...................... 723,573 28,523,248
ePlus, Inc.
(a)(b)
..................... 614,946 27,229,809
Evolv Technologies Holdings, Inc., Class A
(a)(b)
1,926,499 4,989,632
Fabrinet
(a)(b)
....................... 837,348 107,364,761
FARO Technologies, Inc.
(a)
............. 416,586 12,251,794
Focus Universal, Inc.
(a)(b)
.............. 401,324 2,572,487
Identiv, Inc.
(a)(b)
..................... 480,868 3,481,484
Insight Enterprises, Inc.
(a)(b)
............ 718,642 72,058,233
Itron, Inc.
(a)
....................... 1,030,275 52,183,429
Kimball Electronics, Inc.
(a)(b)
............ 543,284 12,272,786
Knowles Corp.
(a)(b)
.................. 2,046,941 33,610,771
Lightwave Logic, Inc.
(a)(b)
.............. 2,551,664 10,997,672
Methode Electronics, Inc.
(b)
............ 826,636 36,677,839
MicroVision, Inc.
(a)(b)
................. 3,889,967 9,141,422
Mirion Technologies, Inc., Class A
(a)(b)
..... 3,120,409 20,625,903
Napco Security Technologies, Inc.
(a)(b)
..... 670,022 18,412,205
nLight, Inc.
(a)(b)
..................... 1,014,344 10,285,448
Novanta, Inc.
(a)(b)
................... 806,324 109,555,242
OSI Systems, Inc.
(a)(b)
................ 374,804 29,804,414
Ouster, Inc., Class A
(a)(b)
.............. 3,178,667 2,743,190
PAR Technology Corp.
(a)(b)
............. 610,955 15,927,597
PC Connection, Inc. ................. 252,583 11,846,143
Plexus Corp.
(a)(b)
.................... 624,270 64,256,111
Rogers Corp.
(a)
.................... 420,812 50,219,704
Sanmina Corp.
(a)
................... 1,295,955 74,245,262
ScanSource, Inc.
(a)(b)
................. 581,954 17,004,696
SmartRent, Inc., Class A
(a)(b)
............ 2,777,774 6,749,991
TTM Technologies, Inc.
(a)
.............. 2,304,054 34,745,134
Velodyne Lidar, Inc.
(a)(b)
............... 4,592,136 3,392,211
Vishay Intertechnology, Inc.
(b)
........... 2,964,841 63,951,620
Vishay Precision Group, Inc.
(a)(b)
......... 275,653 10,653,988
1,213,550,250
Energy Equipment & Services — 2.2%
Archrock, Inc. ..................... 3,078,889 27,648,423
Borr Drilling Ltd.
(a)(b)
................. 4,506,607 22,397,837
Bristow Group, Inc.
(a)
................ 532,830 14,455,678
Cactus, Inc., Class A
(b)
............... 1,338,614 67,278,740
ChampionX Corp. .................. 4,552,817 131,986,165
Diamond Offshore Drilling, Inc.
(a)(b)
....... 2,329,903 24,230,991
DMC Global, Inc.
(a)
.................. 433,024 8,417,987
Dril-Quip, Inc.
(a)(b)
................... 771,528 20,962,416
Expro Group Holdings NV
(a)(b)
........... 1,769,571 32,082,322
Helix Energy Solutions Group, Inc.
(a)
...... 3,257,488 24,040,261
Helmerich & Payne, Inc.
(b)
............. 2,335,615 115,776,436
Liberty Energy, Inc., Class A
(b)
.......... 3,173,993 50,815,628
Nabors Industries Ltd.
(a)(b)
............. 206,177 31,930,632
National Energy Services Reunited Corp.
(a)(b)
846,456 5,874,405
Newpark Resources, Inc.
(a)
............ 1,988,921 8,254,022
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 3,988,961 36,858,000
Noble Corp. plc
(a)(b)
.................. 1,914,882 72,210,200
Oceaneering International, Inc.
(a)
........ 2,272,224 39,741,198
Oil States International, Inc.
(a)(b)
......... 1,450,194 10,818,447
Patterson-UTI Energy, Inc. ............ 4,878,080 82,146,867
ProFrac Holding Corp., Class A
(a)(b)
....... 531,527 13,394,480
ProPetro Holding Corp.
(a)
.............. 2,008,650 20,829,700
RPC, Inc.
(b)
....................... 1,690,087 15,024,873
Select Energy Services, Inc., Class A
(b)
.... 1,570,486 14,511,291
Solaris Oilfield Infrastructure, Inc., Class A .. 703,757 6,988,307
TETRA Technologies, Inc.
(a)(b)
........... 2,772,916 9,594,289
Tidewater, Inc.
(a)(b)
.................. 1,057,561 38,971,123
Security
Shares
Shares Value
Energy Equipment & Services (continued)
US Silica Holdings, Inc.
(a)
............. 1,684,990 $ 21,062,375
Valaris Ltd.
(a)(b)
..................... 1,386,104 93,728,352
Weatherford International plc
(a)(b)
......... 1,604,964 81,724,767
1,143,756,212
Entertainment — 0.3%
(b)
Cinemark Holdings, Inc.
(a)
............. 2,490,026 21,563,625
IMAX Corp.
(a)
..................... 1,072,614 15,724,521
Liberty Media Corp.-Liberty Braves, Class A
(a)
225,155 7,355,814
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 858,360 27,664,943
Lions Gate Entertainment Corp., Class A
(a)
.. 1,383,438 7,899,431
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 2,622,235 14,238,736
Madison Square Garden Entertainment Corp.
(a)
593,871 26,706,379
Marcus Corp. (The) ................. 556,961 8,014,669
Playstudios, Inc., Class A
(a)
............ 1,777,525 6,896,797
Reservoir Media, Inc.
(a)
............... 424,863 2,536,432
Skillz, Inc., Class A
(a)
................ 7,134,195 3,613,470
142,214,817
Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust ................. 2,009,684 28,838,965
Agree Realty Corp.
(b)
................ 1,987,657 140,984,511
Alexander & Baldwin, Inc. ............. 1,649,335 30,892,045
Alexander's, Inc. ................... 47,818 10,522,829
American Assets Trust, Inc. ............ 1,128,009 29,892,238
Apartment Investment and Management Co.,
Class A ....................... 3,405,471 24,246,954
Apple Hospitality REIT, Inc. ............ 4,893,151 77,213,923
Armada Hoffler Properties, Inc. ......... 1,520,511 17,485,876
Ashford Hospitality Trust, Inc.
(a)(b)
........ 822,307 3,675,712
Bluerock Homes Trust, Inc., Class A, NVS
(a)(b)
79,548 1,695,168
Braemar Hotels & Resorts, Inc. ......... 1,531,368 6,293,922
Brandywine Realty Trust .............. 3,960,311 24,355,913
Broadstone Net Lease, Inc. ............ 3,930,138 63,707,537
BRT Apartments Corp.
(b)
.............. 252,268 4,954,543
CareTrust REIT, Inc. ................. 2,200,301 40,881,593
CBL & Associates Properties, Inc.
(b)
....... 607,058 14,010,899
Centerspace ...................... 346,006 20,300,172
Chatham Lodging Trust ............... 1,071,594 13,148,458
City Office REIT, Inc. ................ 927,331 7,771,034
Clipper Realty, Inc. .................. 274,547 1,757,101
Community Healthcare Trust, Inc. ........ 544,655 19,498,649
Corporate Office Properties Trust ........ 2,562,309 66,466,295
CTO Realty Growth, Inc.
(b)
............. 412,095 7,533,097
DiamondRock Hospitality Co. ........... 4,783,511 39,176,955
Diversified Healthcare Trust ............ 5,333,635 3,449,795
Easterly Government Properties, Inc.
(b)
.... 2,082,951 29,723,711
Elme Communities .................. 2,030,763 36,147,581
Empire State Realty Trust, Inc., Class A
(b)
... 3,053,569 20,581,055
Equity Commonwealth ............... 2,385,897 59,575,848
Essential Properties Realty Trust, Inc. ..... 3,199,873 75,101,019
Farmland Partners, Inc. .............. 1,135,124 14,143,645
Four Corners Property Trust, Inc. ........ 1,900,119 49,270,086
Franklin Street Properties Corp. ......... 2,231,590 6,092,241
Getty Realty Corp.
(b)
................. 937,406 31,731,193
Gladstone Commercial Corp. ........... 847,841 15,685,058
Gladstone Land Corp.
(b)
.............. 732,845 13,447,706
Global Medical REIT, Inc. ............. 1,380,896 13,090,894
Global Net Lease, Inc. ............... 2,391,073 30,055,788
Hersha Hospitality Trust, Class A ........ 729,408 6,214,556
Independence Realty Trust, Inc. ......... 5,100,219 85,989,692
Indus Realty Trust, Inc. ............... 117,612 7,467,186
Industrial Logistics Properties Trust ....... 1,544,366 5,050,077

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Innovative Industrial Properties, Inc. ...... 631,031 $ 63,954,992
InvenTrust Properties Corp. ............ 1,545,674 36,586,104
iStar, Inc. ........................ 1,603,931 12,237,994
Kite Realty Group Trust ............... 4,947,583 104,146,622
LTC Properties, Inc. ................. 910,108 32,336,137
LXP Industrial Trust ................. 6,224,158 62,366,063
Macerich Co. (The)
(b)
................ 4,892,171 55,085,845
National Health Investors, Inc. .......... 962,941 50,284,779
Necessity Retail REIT, Inc. (The), Class A .. 2,969,791 17,610,861
NETSTREIT Corp.
(b)
................. 1,275,449 23,378,980
NexPoint Residential Trust, Inc.
(b)
........ 521,219 22,683,451
Office Properties Income Trust .......... 1,078,232 14,394,397
One Liberty Properties, Inc. ............ 361,549 8,033,619
Orion Office REIT, Inc. ............... 1,314,497 11,225,804
Outfront Media, Inc. ................. 3,173,448 52,615,768
Paramount Group, Inc. ............... 4,323,558 25,681,935
Pebblebrook Hotel Trust
(b)
............. 2,955,665 39,576,354
Phillips Edison & Co., Inc.
(b)
............ 2,660,379 84,706,467
Physicians Realty Trust ............... 5,176,452 74,903,260
Piedmont Office Realty Trust, Inc., Class A .. 2,839,561 26,038,774
Plymouth Industrial REIT, Inc. .......... 869,607 16,679,062
Postal Realty Trust, Inc., Class A ........ 389,303 5,656,573
PotlatchDeltic Corp. ................. 1,810,308 79,635,449
Retail Opportunity Investments Corp. ..... 2,758,201 41,455,761
RLJ Lodging Trust .................. 3,670,749 38,873,232
RPT Realty ....................... 1,977,294 19,852,032
Ryman Hospitality Properties, Inc. ....... 1,222,227 99,953,724
Sabra Health Care REIT, Inc. ........... 5,255,875 65,330,526
Safehold, Inc. ..................... 621,530 17,788,189
Saul Centers, Inc.
(b)
................. 263,360 10,713,485
Service Properties Trust .............. 3,735,010 27,228,223
SITE Centers Corp.
(b)
................ 4,469,431 61,052,427
STAG Industrial, Inc.
(b)
............... 4,095,921 132,339,207
Summit Hotel Properties, Inc.
(b)
......... 2,397,572 17,310,470
Sunstone Hotel Investors, Inc. .......... 4,822,527 46,585,611
Tanger Factory Outlet Centers, Inc.
(b)
...... 2,310,291 41,446,621
Terreno Realty Corp. ................ 1,687,991 95,996,048
UMH Properties, Inc.
(b)
............... 1,121,340 18,053,574
Uniti Group, Inc. ................... 5,417,488 29,958,709
Universal Health Realty Income Trust ..... 292,131 13,943,413
Urban Edge Properties ............... 2,610,699 36,784,749
Urstadt Biddle Properties, Inc., Class A .... 672,478 12,743,458
Veris Residential, Inc.
(a)
............... 1,965,088 31,303,852
Whitestone REIT
(b)
.................. 1,038,056 10,006,860
Xenia Hotels & Resorts, Inc.
(b)
.......... 2,676,166 35,271,868
3,021,932,849
Food & Staples Retailing — 0.6%
Andersons, Inc. (The) ................ 728,745 25,498,788
Chefs' Warehouse, Inc. (The)
(a)
......... 774,248 25,766,973
Fresh Market, Inc. (The), NVS
(a)(d)
........ 673,064 7
HF Foods Group, Inc.
(a)(b)
.............. 747,138 3,033,380
Ingles Markets, Inc., Class A ........... 323,801 31,233,844
Natural Grocers by Vitamin Cottage, Inc. ... 193,126 1,765,172
PriceSmart, Inc.
(b)
................... 559,850 34,027,683
Rite Aid Corp.
(a)(b)
................... 1,235,130 4,125,334
SpartanNash Co. ................... 796,044 24,072,371
Sprouts Farmers Market, Inc.
(a)(b)
........ 2,408,007 77,947,187
United Natural Foods, Inc.
(a)(b)
.......... 1,322,946 51,211,240
Village Super Market, Inc., Class A ....... 185,281 4,315,194
Weis Markets, Inc.
(b)
................. 374,998 30,858,585
313,855,758
Security
Shares
Shares Value
Food Products — 1.2%
Alico, Inc. ........................ 137,581 $ 3,284,058
AppHarvest, Inc.
(a)(b)
................. 1,687,993 957,767
B&G Foods, Inc.
(b)
.................. 1,626,595 18,136,534
Benson Hill, Inc.
(a)(b)
................. 3,839,111 9,789,733
Beyond Meat, Inc.
(a)(b)
................ 1,393,146 17,149,627
BRC, Inc., Class A
(a)(b)
................ 612,397 3,741,746
Calavo Growers, Inc. ................ 397,495 11,686,353
Cal-Maine Foods, Inc. ................ 863,881 47,038,320
Fresh Del Monte Produce, Inc. .......... 693,949 18,174,524
Hain Celestial Group, Inc. (The)
(a)(b)
....... 2,034,194 32,913,259
Hostess Brands, Inc., Class A
(a)(b)
........ 3,032,970 68,059,847
J & J Snack Foods Corp.
(b)
............ 345,673 51,750,705
John B Sanfilippo & Son, Inc. ........... 203,137 16,519,101
Lancaster Colony Corp.
(b)
............. 441,817 87,170,494
Lifecore Biomedical, Inc.
(a)(b)
............ 567,104 3,674,834
Local Bounti Corp.
(a)(b)
................ 1,180,143 1,640,399
Mission Produce, Inc.
(a)
............... 869,887 10,108,087
Seneca Foods Corp., Class A
(a)
......... 120,164 7,323,996
Simply Good Foods Co. (The)
(a)(b)
........ 2,020,839 76,852,507
Sovos Brands, Inc.
(a)(b)
............... 856,247 12,304,269
SunOpta, Inc.
(a)(b)
................... 2,236,249 18,873,942
Tattooed Chef, Inc., Class A
(a)(b)
......... 1,144,588 1,407,843
Tootsie Roll Industries, Inc. ............ 352,928 15,024,145
TreeHouse Foods, Inc.
(a)
.............. 1,155,873 57,077,009
Utz Brands, Inc., Class A
(b)
............ 1,492,449 23,670,241
Vital Farms, Inc.
(a)(b)
................. 677,477 10,107,957
Whole Earth Brands, Inc., Class A
(a)(b)
..... 841,338 3,424,246
627,861,543
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A
(b)
... 2,230,638 86,771,818
Chesapeake Utilities Corp. ............ 376,592 44,505,643
New Jersey Resources Corp. ........... 2,195,600 108,945,672
Northwest Natural Holding Co. .......... 799,531 38,049,680
ONE Gas, Inc. ..................... 1,225,688 92,809,095
South Jersey Industries, Inc. ........... 2,789,327 99,104,788
Southwest Gas Holdings, Inc.
(b)
......... 1,521,144 94,128,391
Spire, Inc. ........................ 1,171,387 80,661,709
644,976,796
Health Care Equipment & Supplies — 3.8%
Alphatec Holdings, Inc.
(a)(b)
............. 1,640,492 20,260,076
AngioDynamics, Inc.
(a)
............... 854,093 11,760,861
Artivion, Inc.
(a)(b)
.................... 881,150 10,679,538
AtriCure, Inc.
(a)(b)
................... 1,037,436 46,041,410
Atrion Corp.
(b)
..................... 30,788 17,224,347
Avanos Medical, Inc.
(a)
............... 1,055,411 28,559,422
AxoGen, Inc.
(a)(b)
................... 925,199 9,233,486
Axonics, Inc.
(a)(b)
.................... 1,116,223 69,797,424
Bioventus, Inc., Class A
(a)(b)
............ 690,387 1,801,910
Butterfly Network, Inc., Class A
(a)(b)
....... 3,044,754 7,490,095
Cardiovascular Systems, Inc.
(a)(b)
........ 926,312 12,616,369
Cerus Corp.
(a)(b)
.................... 3,956,384 14,440,802
CONMED Corp.
(b)
.................. 663,186 58,784,807
Cue Health, Inc.
(a)(b)
................. 2,438,011 5,046,683
Cutera, Inc.
(a)(b)
.................... 375,707 16,613,764
Embecta Corp. .................... 1,323,379 33,468,255
Figs, Inc., Class A
(a)(b)
................ 2,891,879 19,462,346
Glaukos Corp.
(a)
.................... 1,038,855 45,377,186
Haemonetics Corp.
(a)(b)
............... 1,153,156 90,695,719
Heska Corp.
(a)(b)
.................... 218,834 13,602,721
Inari Medical, Inc.
(a)(b)
................ 1,098,116 69,796,253
Inogen, Inc.
(a)
..................... 522,884 10,306,044
Inspire Medical Systems, Inc.
(a)(b)
........ 641,021 161,460,369
Integer Holdings Corp.
(a)(b)
............. 749,891 51,337,538

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
iRadimed Corp. .................... 142,691 $ 4,036,728
iRhythm Technologies, Inc.
(a)(b)
.......... 685,876 64,246,005
Lantheus Holdings, Inc.
(a)(b)
............ 1,552,026 79,091,245
LeMaitre Vascular, Inc.
(b)
.............. 438,463 20,178,067
LivaNova plc
(a)(b)
.................... 1,220,218 67,770,908
Meridian Bioscience, Inc.
(a)
............ 976,212 32,420,001
Merit Medical Systems, Inc.
(a)
........... 1,269,392 89,644,463
Mesa Laboratories, Inc.
(b)
............. 116,086 19,294,654
Nano-X Imaging Ltd.
(a)(b)
.............. 1,051,695 7,761,509
Neogen Corp.
(a)(b)
................... 4,926,654 75,032,940
Nevro Corp.
(a)(b)
.................... 794,364 31,456,814
NuVasive, Inc.
(a)(b)
................... 1,191,022 49,117,747
Omnicell, Inc.
(a)(b)
................... 1,009,861 50,917,192
OraSure Technologies, Inc.
(a)(b)
.......... 1,660,860 8,005,345
Orthofix Medical, Inc.
(a)(b)
.............. 441,432 9,062,599
OrthoPediatrics Corp.
(a)(b)
.............. 338,326 13,441,692
Outset Medical, Inc.
(a)(b)
............... 1,103,718 28,497,999
Paragon 28, Inc.
(a)(b)
................. 1,048,289 20,032,803
PROCEPT BioRobotics Corp.
(a)(b)
........ 587,589 24,408,447
Pulmonx Corp.
(a)(b)
.................. 790,258 6,661,875
RxSight, Inc.
(a)
..................... 437,791 5,546,812
SeaSpine Holdings Corp.
(a)
............ 800,240 6,682,004
Senseonics Holdings, Inc.
(a)(b)
........... 10,614,162 10,932,587
Shockwave Medical, Inc.
(a)
............. 808,443 166,223,965
SI-BONE, Inc.
(a)(b)
................... 767,025 10,431,540
Sight Sciences, Inc.
(a)(b)
............... 471,491 5,756,905
Silk Road Medical, Inc.
(a)(b)
............. 851,906 45,023,232
STAAR Surgical Co.
(a)(b)
............... 1,089,099 52,864,865
Surmodics, Inc.
(a)
................... 304,317 10,383,296
Tactile Systems Technology, Inc.
(a)(b)
...... 431,426 4,952,770
TransMedics Group, Inc.
(a)(b)
............ 695,243 42,910,398
Treace Medical Concepts, Inc.
(a)(b)
........ 758,509 17,438,122
UFP Technologies, Inc.
(a)(b)
............. 153,704 18,120,165
Utah Medical Products, Inc.
(b)
........... 75,770 7,617,158
Varex Imaging Corp.
(a)(b)
.............. 873,799 17,738,120
Vicarious Surgical, Inc., Class A
(a)(b)
....... 1,212,878 2,450,014
ViewRay, Inc.
(a)(b)
................... 3,363,740 15,069,555
Zimvie, Inc.
(a)
...................... 461,398 4,309,457
Zynex, Inc.
(b)
...................... 491,357 6,834,776
1,978,222,199
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.
(a)(b)
.............. 4,097,537 68,469,843
23andMe Holding Co., Class A
(a)(b)
....... 5,972,342 12,900,259
Accolade, Inc.
(a)(b)
................... 1,506,298 11,734,061
AdaptHealth Corp.
(a)(b)
................ 1,643,463 31,587,359
Addus HomeCare Corp.
(a)(b)
............ 350,893 34,910,345
Agiliti, Inc.
(a)(b)
..................... 628,157 10,245,241
AirSculpt Technologies, Inc. ............ 241,633 894,042
Alignment Healthcare, Inc.
(a)(b)
.......... 2,233,394 26,264,713
AMN Healthcare Services, Inc.
(a)(b)
....... 982,625 101,033,503
Apollo Medical Holdings, Inc.
(a)(b)
......... 885,076 26,189,399
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 1,440,014 439,204
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 870,573 679,047
Brookdale Senior Living, Inc.
(a)(b)
......... 4,234,109 11,559,118
Cano Health, Inc., Class A
(a)(b)
.......... 3,695,500 5,062,835
CareMax, Inc., Class A
(a)(b)
............. 1,320,937 4,821,420
Castle Biosciences, Inc.
(a)(b)
............ 560,619 13,196,971
Clover Health Investments Corp.
(a)(b)
...... 8,741,757 8,125,463
Community Health Systems, Inc.
(a)
....... 2,889,213 12,481,400
CorVel Corp.
(a)(b)
.................... 201,073 29,221,939
Cross Country Healthcare, Inc.
(a)
........ 810,092 21,524,144
DocGo, Inc.
(a)(b)
.................... 1,873,662 13,246,790
Ensign Group, Inc. (The) .............. 1,223,217 115,728,560
Fulgent Genetics, Inc.
(a)(b)
............. 478,399 14,246,722
Security
Shares
Shares Value
Health Care Providers & Services (continued)
HealthEquity, Inc.
(a)(b)
................ 1,882,325 $ 116,026,513
Hims & Hers Health, Inc., Class A
(a)(b)
..... 2,759,438 17,687,998
Innovage Holding Corp.
(a)(b)
............ 412,445 2,961,355
Invitae Corp.
(a)(b)
.................... 5,541,943 10,308,014
Joint Corp. (The)
(a)(b)
................. 324,425 4,535,462
LHC Group, Inc.
(a)
.................. 677,321 109,516,032
LifeStance Health Group, Inc.
(a)(b)
........ 1,644,325 8,122,965
ModivCare, Inc.
(a)(b)
.................. 287,886 25,832,011
National HealthCare Corp. ............. 281,409 16,743,835
National Research Corp. .............. 305,640 11,400,372
Oncology Institute, Inc. (The)
(a)(b)
......... 668,622 1,103,226
OPKO Health, Inc.
(a)(b)
................ 9,288,193 11,610,241
Option Care Health, Inc.
(a)(b)
............ 3,547,242 106,736,512
Owens & Minor, Inc.
(a)
................ 1,682,092 32,851,257
P3 Health Partners, Inc., Class A
(a)(b)
...... 453,075 833,658
Patterson Cos., Inc. ................. 1,993,071 55,865,780
Pediatrix Medical Group, Inc.
(a)(b)
......... 1,862,081 27,670,524
Pennant Group, Inc. (The)
(a)
............ 577,616 6,342,224
PetIQ, Inc., Class A
(a)(b)
............... 620,113 5,717,442
Privia Health Group, Inc.
(a)(b)
............ 1,038,521 23,584,812
Progyny, Inc.
(a)(b)
................... 1,716,199 53,459,599
R1 RCM, Inc.
(a)(b)
................... 3,417,509 37,421,724
RadNet, Inc.
(a)(b)
.................... 1,139,719 21,460,909
Select Medical Holdings Corp.
(b)
......... 2,365,815 58,743,186
Sema4 Holdings Corp., Class A
(a)(b)
....... 3,323,063 876,624
Surgery Partners, Inc.
(a)(b)
............. 1,143,660 31,862,368
US Physical Therapy, Inc.
(b)
............ 291,270 23,601,608
1,397,438,629
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.
(a)(b)
.... 2,452,876 43,268,733
American Well Corp., Class A
(a)(b)
........ 5,259,500 14,884,385
Babylon Holdings Ltd., Class A
(a)(b)
....... 83,585 564,199
Computer Programs & Systems, Inc.
(a)(b)
... 317,399 8,639,601
Evolent Health, Inc., Class A
(a)(b)
......... 1,868,091 52,455,995
Health Catalyst, Inc.
(a)(b)
............... 1,255,084 13,341,543
HealthStream, Inc.
(a)
................. 565,367 14,043,716
Multiplan Corp., Class A
(a)(b)
............ 8,686,063 9,988,972
NextGen Healthcare, Inc.
(a)
............ 1,315,773 24,710,217
Nutex Health, Inc.
(a)(b)
................ 5,321,112 10,110,113
OptimizeRx Corp.
(a)(b)
................ 391,248 6,572,966
Pear Therapeutics, Inc., Class A
(a)(b)
...... 1,301,063 1,535,254
Phreesia, Inc.
(a)(b)
................... 1,127,709 36,492,663
Schrodinger, Inc.
(a)(b)
................. 1,233,227 23,049,013
Sharecare, Inc., Class A
(a)(b)
............ 6,728,331 10,765,330
Simulations Plus, Inc.
(b)
............... 353,003 12,909,320
283,332,020
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc., Class A
(a)(b)
..... 1,260,590 9,706,543
Bally's Corp.
(a)(b)
.................... 822,238 15,934,973
Biglari Holdings, Inc., Class B, NVS
(a)
..... 18,299 2,539,901
BJ's Restaurants, Inc.
(a)(b)
............. 527,819 13,923,865
Bloomin' Brands, Inc. ................ 1,985,894 39,956,187
Bluegreen Vacations Holding Corp. ....... 177,877 4,439,810
Bowlero Corp.
(a)(b)
................... 678,733 9,149,321
Brinker International, Inc.
(a)(b)
........... 989,390 31,571,435
Century Casinos, Inc.
(a)(b)
.............. 598,331 4,206,267
Cheesecake Factory, Inc. (The)
(b)
........ 1,104,504 35,023,822
Chuy's Holdings, Inc.
(a)(b)
.............. 418,267 11,836,956
Cracker Barrel Old Country Store, Inc. ..... 505,953 47,933,987
Dave & Buster's Entertainment, Inc.
(a)
..... 976,996 34,624,738
Denny's Corp.
(a)(b)
................... 1,268,758 11,685,261
Dine Brands Global, Inc. .............. 335,202 21,654,049
El Pollo Loco Holdings, Inc.
(b)
........... 449,114 4,473,175

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Everi Holdings, Inc.
(a)(b)
............... 1,965,589 $ 28,206,202
F45 Training Holdings, Inc.
(a)(b)
.......... 767,796 2,188,219
First Watch Restaurant Group, Inc.
(a)(b)
..... 301,872 4,084,328
Full House Resorts, Inc.
(a)(b)
............ 744,224 5,596,565
Golden Entertainment, Inc.
(a)(b)
.......... 457,583 17,113,604
Hilton Grand Vacations, Inc.
(a)(b)
......... 1,954,756 75,336,296
Inspirato, Inc., Class A
(a)
.............. 410,095 488,013
Inspired Entertainment, Inc.
(a)
........... 482,471 6,112,908
International Game Technology plc
(b)
...... 2,237,262 50,741,102
Jack in the Box, Inc.
(b)
................ 481,649 32,862,911
Krispy Kreme, Inc.
(b)
................. 1,636,205 16,885,636
Kura Sushi USA, Inc., Class A
(a)(b)
........ 106,614 5,083,356
Life Time Group Holdings, Inc.
(a)(b)
........ 970,800 11,610,768
Light & Wonder, Inc., Class A
(a)(b)
........ 2,145,085 125,701,981
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 767,022 5,906,069
Monarch Casino & Resort, Inc.
(a)(b)
....... 301,882 23,211,707
NeoGames SA
(a)(b)
.................. 288,645 3,518,583
Noodles & Co., Class A
(a)
............. 915,125 5,024,036
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 461,253 2,905,894
Papa John's International, Inc.
(b)
......... 740,658 60,963,560
Portillo's, Inc., Class A
(a)(b)
............. 619,522 10,110,599
RCI Hospitality Holdings, Inc.
(b)
.......... 195,425 18,211,656
Red Rock Resorts, Inc., Class A
(b)
........ 1,153,143 46,137,251
Rush Street Interactive, Inc., Class A
(a)(b)
... 1,376,519 4,941,703
Ruth's Hospitality Group, Inc. ........... 731,026 11,316,283
SeaWorld Entertainment, Inc.
(a)(b)
........ 906,843 48,525,169
Shake Shack, Inc., Class A
(a)(b)
.......... 854,572 35,490,375
Sonder Holdings, Inc., Class A
(a)(b)
........ 4,298,895 5,330,630
Sweetgreen, Inc., Class A
(a)(b)
........... 2,008,631 17,213,968
Target Hospitality Corp.
(a)(b)
............ 660,401 9,998,471
Texas Roadhouse, Inc.
(b)
.............. 1,522,660 138,485,927
Vacasa, Inc., Class A
(a)(b)
.............. 2,627,800 3,311,028
Wingstop, Inc.
(b)
.................... 680,694 93,677,108
Xponential Fitness, Inc., Class A
(a)(b)
...... 398,389 9,135,060
1,234,087,256
Household Durables — 1.6%
Aterian, Inc.
(a)(b)
.................... 1,362,803 1,049,767
Beazer Homes USA, Inc.
(a)(b)
........... 663,355 8,464,410
Cavco Industries, Inc.
(a)
............... 202,279 45,765,624
Century Communities, Inc.
(b)
........... 640,740 32,043,407
Dream Finders Homes, Inc., Class A
(a)(b)
.... 457,976 3,966,072
Ethan Allen Interiors, Inc. ............. 514,961 13,605,270
GoPro, Inc., Class A
(a)(b)
............... 2,976,992 14,825,420
Green Brick Partners, Inc.
(a)(b)
........... 616,678 14,942,108
Helen of Troy Ltd.
(a)(b)
................ 540,801 59,980,239
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 115,188 4,847,111
Installed Building Products, Inc. ......... 541,241 46,330,230
iRobot Corp.
(a)(b)
.................... 609,575 29,338,845
KB Home ........................ 1,764,983 56,214,709
Landsea Homes Corp.
(a)(b)
............. 239,762 1,249,160
La-Z-Boy, Inc. ..................... 983,968 22,454,150
Legacy Housing Corp.
(a)(b)
............. 183,320 3,475,747
LGI Homes, Inc.
(a)(b)
................. 465,943 43,146,322
Lifetime Brands, Inc.
(b)
............... 289,239 2,195,324
Lovesac Co. (The)
(a)(b)
................ 322,727 7,103,221
M/I Homes, Inc.
(a)(b)
.................. 606,714 28,018,052
MDC Holdings, Inc. ................. 1,301,660 41,132,456
Meritage Homes Corp.
(a)(b)
............. 824,822 76,048,588
Purple Innovation, Inc.
(a)(b)
............. 1,283,702 6,148,933
Skyline Champion Corp.
(a)(b)
............ 1,212,373 62,449,333
Snap One Holdings Corp.
(a)(b)
........... 398,358 2,951,833
Sonos, Inc.
(a)(b)
..................... 2,904,545 49,086,810
Taylor Morrison Home Corp.
(a)(b)
......... 2,385,761 72,407,846
Traeger, Inc.
(a)(b)
.................... 735,915 2,075,280
Security
Shares
Shares Value
Household Durables (continued)
TRI Pointe Homes, Inc.
(a)(b)
............ 2,290,882 $ 42,587,496
Tupperware Brands Corp.
(a)(b)
........... 1,015,727 4,205,110
Universal Electronics, Inc.
(a)(b)
........... 290,607 6,047,532
Vizio Holding Corp., Class A
(a)(b)
......... 1,541,588 11,423,167
Vuzix Corp.
(a)(b)
.................... 1,394,451 5,075,802
Weber, Inc., Class A
(b)
................ 618,440 4,978,442
825,633,816
Household Products — 0.3%
(b)
Central Garden & Pet Co.
(a)
............ 219,412 8,216,980
Central Garden & Pet Co., Class A, NVS
(a)
.. 925,523 33,133,723
Energizer Holdings, Inc. .............. 1,517,488 50,911,722
WD-40 Co. ....................... 310,690 50,086,335
142,348,760
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(a)(b)
........... 958,138 6,247,060
Clearway Energy, Inc., Class A .......... 807,731 24,167,312
Clearway Energy, Inc., Class C ......... 1,864,604 59,424,929
Montauk Renewables, Inc.
(a)(b)
.......... 1,463,548 16,142,934
Ormat Technologies, Inc.
(b)
............ 1,118,604 96,736,874
Sunnova Energy International, Inc.
(a)(b)
..... 2,260,359 40,709,066
243,428,175
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 570,024 10,710,751
Insurance — 2.1%
Ambac Financial Group, Inc.
(a)
.......... 1,007,804 17,576,102
American Equity Investment Life Holding Co.
(b)
1,626,146 74,184,780
AMERISAFE, Inc. .................. 439,476 22,839,568
Argo Group International Holdings Ltd. .... 727,928 18,816,939
Bright Health Group, Inc.
(a)(b)
........... 4,677,456 3,039,879
BRP Group, Inc., Class A
(a)(b)
........... 1,385,453 34,830,288
CNO Financial Group, Inc. ............. 2,626,228 60,009,310
Crawford & Co., Class A, NVS .......... 368,592 2,049,371
Donegal Group, Inc., Class A ........... 347,531 4,934,940
eHealth, Inc.
(a)(b)
.................... 623,307 3,016,806
Employers Holdings, Inc. .............. 595,115 25,667,310
Enstar Group Ltd.
(a)(b)
................ 258,639 59,755,955
Genworth Financial, Inc., Class A
(a)
....... 10,932,709 57,834,031
Goosehead Insurance, Inc., Class A
(a)
..... 437,048 15,008,228
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 602,934 4,913,912
HCI Group, Inc. .................... 153,511 6,077,500
Hippo Holdings, Inc.
(a)(b)
............... 386,557 5,257,175
Horace Mann Educators Corp. .......... 897,256 33,530,457
Investors Title Co.
(b)
................. 29,242 4,314,657
James River Group Holdings Ltd.
(b)
....... 796,590 16,656,697
Kinsale Capital Group, Inc.
(b)
........... 492,516 128,802,784
Lemonade, Inc.
(a)(b)
.................. 1,078,826 14,758,340
MBIA, Inc.
(a)
...................... 1,119,925 14,391,036
Mercury General Corp. ............... 621,103 21,241,723
National Western Life Group, Inc., Class A
(b)
. 52,422 14,730,582
NI Holdings, Inc.
(a)(b)
................. 199,827 2,651,704
Oscar Health, Inc., Class A
(a)(b)
.......... 2,868,007 7,055,297
Palomar Holdings, Inc.
(a)
.............. 553,475 24,994,931
ProAssurance Corp. ................. 1,159,638 20,258,876
RLI Corp.
(b)
....................... 889,621 116,780,549
Root, Inc., Class A
(a)(b)
................ 164,602 739,063
Safety Insurance Group, Inc. ........... 308,961 26,033,054
Selective Insurance Group, Inc.
(b)
........ 1,363,409 120,811,671
Selectquote, Inc.
(a)(b)
................. 3,058,906 2,055,279
SiriusPoint Ltd.
(a)(b)
.................. 2,135,718 12,600,736
Stewart Information Services Corp. ....... 583,144 24,917,743
Tiptree, Inc. ...................... 537,858 7,443,955
Trean Insurance Group, Inc.
(a)(b)
......... 414,639 2,487,834

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Trupanion, Inc.
(a)(b)
.................. 890,862 $ 42,342,671
United Fire Group, Inc. ............... 494,419 13,527,304
Universal Insurance Holdings, Inc. ....... 647,774 6,859,927
1,095,798,964
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)(b)
...... 244,230 2,591,280
Bumble, Inc., Class A
(a)(b)
.............. 1,959,382 41,244,991
Cargurus, Inc., Class A
(a)(b)
............. 2,326,172 32,589,670
Cars.com, Inc.
(a)(b)
.................. 1,507,502 20,758,303
DHI Group, Inc.
(a)
................... 902,415 4,773,775
Eventbrite, Inc., Class A
(a)(b)
............ 1,763,891 10,336,401
EverQuote, Inc., Class A
(a)(b)
............ 443,163 6,532,223
fuboTV, Inc.
(a)(b)
.................... 4,267,587 7,425,602
MediaAlpha, Inc., Class A
(a)(b)
........... 536,554 5,338,712
Outbrain, Inc.
(a)(b)
................... 854,443 3,093,084
QuinStreet, Inc.
(a)(b)
.................. 1,158,221 16,620,471
Shutterstock, Inc.
(b)
.................. 551,263 29,062,585
TrueCar, Inc.
(a)(b)
.................... 2,044,045 5,130,553
Vimeo, Inc.
(a)(b)
..................... 3,320,289 11,388,591
Vinco Ventures, Inc.
(a)(b)
............... 5,121,226 2,376,249
Wejo Group Ltd.
(a)(b)
................. 880,101 423,329
Yelp, Inc.
(a)(b)
...................... 1,537,130 42,025,134
Ziff Davis, Inc.
(a)(b)
................... 1,038,168 82,119,089
ZipRecruiter, Inc., Class A
(a)(b)
........... 1,675,383 27,509,789
351,339,831
Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 605,862 5,792,041
1stdibs.com, Inc.
(a)(b)
................. 525,013 2,667,066
aka Brands Holding Corp.
(a)(b)
........... 158,989 201,916
BARK, Inc.
(a)(b)
..................... 2,694,848 4,015,323
Boxed, Inc.
(a)(b)
..................... 1,116,236 217,554
CarParts.com, Inc.
(a)(b)
................ 1,172,703 7,341,121
ContextLogic, Inc., Class A
(a)(b)
.......... 13,113,493 6,395,450
Duluth Holdings, Inc., Class B
(a)(b)
........ 273,183 1,688,271
Groupon, Inc.
(a)(b)
................... 522,295 4,481,291
Lands' End, Inc.
(a)(b)
................. 325,726 2,472,260
Liquidity Services, Inc.
(a)
.............. 563,590 7,924,075
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 315,972 793,090
Overstock.com, Inc.
(a)(b)
............... 973,396 18,844,947
PetMed Express, Inc. ................ 478,958 8,477,557
Porch Group, Inc.
(a)(b)
................ 1,935,836 3,639,372
Poshmark, Inc., Class A
(a)(b)
............ 1,065,995 19,059,991
Quotient Technology, Inc.
(a)(b)
........... 2,104,181 7,217,341
Qurate Retail, Inc.
(a)
................. 7,972,988 12,995,970
RealReal, Inc. (The)
(a)(b)
............... 2,071,697 2,589,621
Rent the Runway, Inc., Class A
(a)(b)
....... 1,074,401 3,276,923
Revolve Group, Inc., Class A
(a)(b)
......... 929,840 20,698,238
RumbleON, Inc., Class B
(a)(b)
........... 237,504 1,536,651
Stitch Fix, Inc., Class A
(a)(b)
............. 1,891,309 5,881,971
ThredUp, Inc., Class A
(a)(b)
............. 1,285,286 1,683,725
Vivid Seats, Inc., Class A
(a)(b)
........... 574,493 4,193,799
Xometry, Inc., Class A
(a)(b)
............. 775,239 24,985,953
179,071,517
IT Services — 2.0%
AvidXchange Holdings, Inc.
(a)(b)
.......... 3,350,722 33,306,177
BigCommerce Holdings, Inc.
(a)(b)
......... 1,470,625 12,853,263
Brightcove, Inc.
(a)
................... 906,882 4,742,993
Cantaloupe, Inc.
(a)(b)
................. 1,311,444 5,704,781
Cass Information Systems, Inc.
(b)
........ 321,829 14,746,205
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 943,982 2,407,154
Conduent, Inc.
(a)(b)
.................. 3,917,350 15,865,268
CSG Systems International, Inc. ......... 719,173 41,136,696
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 884,264 1,697,787
Security
Shares
Shares Value
IT Services (continued)
DigitalOcean Holdings, Inc.
(a)(b)
.......... 1,589,794 $ 40,492,053
Edgio, Inc.
(a)(b)
..................... 3,226,311 3,645,731
EVERTEC, Inc. .................... 1,391,750 45,064,865
Evo Payments, Inc., Class A
(a)(b)
......... 1,080,635 36,568,688
ExlService Holdings, Inc.
(a)(b)
........... 735,413 124,601,025
Fastly, Inc., Class A
(a)(b)
............... 2,591,409 21,223,640
Flywire Corp.
(a)(b)
................... 1,303,606 31,899,239
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 1,213,683 13,617,523
Hackett Group, Inc. (The) ............. 611,760 12,461,551
I3 Verticals, Inc., Class A
(a)(b)
........... 505,034 12,292,528
IBEX Holdings Ltd.
(a)(b)
............... 177,665 4,414,975
Information Services Group, Inc.
(b)
....... 760,914 3,500,204
International Money Express, Inc.
(a)(b)
...... 717,665 17,489,496
Marqeta, Inc., Class A
(a)(b)
............. 9,914,027 60,574,705
Maximus, Inc.
(b)
.................... 1,375,301 100,850,822
MoneyGram International, Inc.
(a)(b)
........ 2,130,847 23,204,924
Paya Holdings, Inc., Class A
(a)(b)
......... 2,003,769 15,769,662
Payoneer Global, Inc.
(a)(b)
.............. 5,014,588 27,429,796
Paysafe Ltd.
(a)(b)
.................... 645,914 8,971,745
Perficient, Inc.
(a)(b)
................... 777,603 54,300,017
PFSweb, Inc. ..................... 358,247 2,203,219
Priority Technology Holdings, Inc.
(a)(b)
...... 278,659 1,465,746
Rackspace Technology, Inc.
(a)(b)
......... 1,355,646 3,999,156
Remitly Global, Inc.
(a)(b)
............... 2,276,384 26,064,597
Repay Holdings Corp., Class A
(a)(b)
....... 2,006,044 16,148,654
Sabre Corp.
(a)(b)
.................... 7,433,648 45,939,945
Squarespace, Inc., Class A
(a)(b)
.......... 696,569 15,442,935
StoneCo Ltd., Class A
(a)(b)
............. 6,297,243 59,445,974
TTEC Holdings, Inc. ................. 436,796 19,275,807
Tucows, Inc., Class A
(a)(b)
.............. 214,264 7,267,835
Unisys Corp.
(a)
..................... 1,553,437 7,938,063
Verra Mobility Corp., Class A
(a)(b)
......... 3,197,519 44,221,688
1,040,247,132
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 759,090 32,230,961
AMMO, Inc.
(a)(b)
.................... 2,058,435 3,561,093
Clarus Corp.
(b)
..................... 642,070 5,033,829
Johnson Outdoors, Inc., Class A ......... 115,644 7,646,381
Latham Group, Inc.
(a)(b)
............... 995,335 3,204,979
Malibu Boats, Inc., Class A
(a)(b)
.......... 462,392 24,645,494
Marine Products Corp. ............... 185,260 2,180,510
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 401,784 10,394,152
Smith & Wesson Brands, Inc. ........... 1,049,546 9,110,059
Solo Brands, Inc., Class A
(a)(b)
........... 444,637 1,654,050
Sturm Ruger & Co., Inc. .............. 388,141 19,647,697
Topgolf Callaway Brands Corp.
(a)(b)
....... 3,180,807 62,820,938
Vista Outdoor, Inc.
(a)(b)
................ 1,273,322 31,030,857
213,161,000
Life Sciences Tools & Services — 0.8%
(a)
AbCellera Biologics, Inc.
(b)
............. 4,702,151 47,632,790
Adaptive Biotechnologies Corp.
(b)
........ 2,521,841 19,266,865
Akoya Biosciences, Inc.
(b)
............. 338,032 3,234,966
Alpha Teknova, Inc.
(b)
................ 156,040 880,066
Berkeley Lights, Inc.
(b)
................ 1,253,620 3,359,702
BioLife Solutions, Inc.
(b)
............... 763,983 13,904,491
Bionano Genomics, Inc.
(b)
............. 6,803,400 9,932,964
Codexis, Inc.
(b)
..................... 1,390,444 6,479,469
CryoPort, Inc.
(b)
.................... 1,007,065 17,472,578
Cytek Biosciences, Inc.
(b)
.............. 2,601,456 26,560,866
Inotiv, Inc.
(b)
....................... 382,602 1,890,054
MaxCyte, Inc. ..................... 2,032,572 11,097,843
Medpace Holdings, Inc. .............. 576,256 122,402,537
NanoString Technologies, Inc.
(b)
......... 1,052,448 8,388,010

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Nautilus Biotechnology, Inc.
(b)
........... 936,827 $ 1,686,289
NeoGenomics, Inc.
(b)
................ 2,860,940 26,435,085
OmniAb, Inc.
(b)
..................... 1,749,229 6,297,224
Pacific Biosciences of California, Inc.
(b)
.... 5,145,521 42,090,362
Quanterix Corp.
(b)
................... 782,140 10,832,639
Quantum-Si, Inc., Class A
(b)
............ 2,108,916 3,859,316
Science 37 Holdings, Inc. ............. 1,310,838 544,260
Seer, Inc., Class A
(b)
................. 1,170,629 6,789,648
Singular Genomics Systems, Inc.
(b)
....... 1,237,304 2,486,981
SomaLogic, Inc., Class A
(b)
............ 3,408,993 8,556,572
402,081,577
Machinery — 3.8%
3D Systems Corp.
(a)(b)
................ 2,896,146 21,431,480
Alamo Group, Inc. .................. 228,523 32,358,857
Albany International Corp., Class A
(b)
...... 709,125 69,912,634
Altra Industrial Motion Corp.
(b)
.......... 1,477,917 88,305,541
Astec Industries, Inc. ................ 521,352 21,198,172
Barnes Group, Inc.
(b)
................. 1,116,989 45,629,001
Berkshire Grey, Inc., Class A
(a)(b)
......... 1,001,316 604,695
Blue Bird Corp.
(a)(b)
.................. 387,570 4,150,875
Chart Industries, Inc.
(a)(b)
.............. 969,148 111,674,924
CIRCOR International, Inc.
(a)(b)
.......... 416,566 9,980,921
Columbus McKinnon Corp.
(b)
........... 644,295 20,920,259
Desktop Metal, Inc., Class A
(a)(b)
......... 6,103,606 8,300,904
Douglas Dynamics, Inc. .............. 510,175 18,447,928
Energy Recovery, Inc.
(a)(b)
............. 1,252,272 25,659,053
Enerpac Tool Group Corp., Class A
(b)
...... 1,303,772 33,180,997
EnPro Industries, Inc.
(b)
............... 472,655 51,372,872
ESCO Technologies, Inc. ............. 587,872 51,462,315
Evoqua Water Technologies Corp.
(a)(b)
..... 2,671,380 105,786,648
Federal Signal Corp. ................ 1,356,710 63,046,314
Franklin Electric Co., Inc.
(b)
............ 1,047,856 83,566,516
Gorman-Rupp Co. (The) .............. 505,936 12,962,080
Greenbrier Cos., Inc. (The) ............ 723,473 24,258,050
Helios Technologies, Inc.
(b)
............ 739,993 40,285,219
Hillenbrand, Inc.
(b)
.................. 1,576,238 67,258,075
Hillman Solutions Corp.
(a)(b)
............ 3,053,329 22,014,502
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 998,061 1,546,995
Hyliion Holdings Corp., Class A
(a)(b)
....... 3,001,143 7,022,675
Hyster-Yale Materials Handling, Inc. ...... 244,307 6,183,410
Hyzon Motors, Inc., Class A
(a)(b)
......... 2,068,760 3,206,578
John Bean Technologies Corp. .......... 718,309 65,603,161
Kadant, Inc.
(b)
..................... 263,545 46,813,498
Kennametal, Inc.
(b)
.................. 1,860,915 44,773,615
Lightning eMotors, Inc.
(a)(b)
............. 811,193 297,302
Lindsay Corp. ..................... 249,891 40,694,749
Luxfer Holdings plc ................. 613,335 8,414,956
Manitowoc Co., Inc. (The)
(a)(b)
........... 786,364 7,203,094
Markforged Holding Corp.
(a)(b)
........... 2,514,262 2,916,544
Microvast Holdings, Inc.
(a)(b)
............ 3,933,815 6,018,737
Miller Industries, Inc. ................ 247,998 6,611,627
Mueller Industries, Inc. ............... 1,270,497 74,959,323
Mueller Water Products, Inc., Class A ..... 3,541,138 38,102,645
Nikola Corp.
(a)(b)
.................... 7,658,447 16,542,246
Omega Flex, Inc.
(b)
.................. 69,796 6,513,363
Proterra, Inc.
(a)(b)
................... 5,083,075 19,163,193
Proto Labs, Inc.
(a)(b)
.................. 616,687 15,744,019
RBC Bearings, Inc.
(a)(b)
............... 647,801 135,617,139
REV Group, Inc. ................... 746,020 9,414,772
Sarcos Technology & Robotics Corp.
(a)(b)
... 2,319,098 1,301,710
Shyft Group, Inc. (The)
(b)
.............. 791,688 19,681,364
SPX Technologies, Inc.
(a)(b)
............. 995,908 65,381,360
Standex International Corp. ............ 271,106 27,763,965
Tennant Co.
(b)
..................... 423,114 26,051,129
Security
Shares
Shares Value
Machinery (continued)
Terex Corp.
(b)
..................... 1,515,512 $ 64,742,673
Titan International, Inc.
(a)
.............. 1,163,377 17,822,936
Trinity Industries, Inc. ................ 1,867,278 55,215,410
Velo3D, Inc.
(a)(b)
.................... 1,326,166 2,373,837
Wabash National Corp.
(b)
.............. 1,078,291 24,369,377
Watts Water Technologies, Inc., Class A
(b)
.. 621,415 90,869,515
Xos, Inc.
(a)(b)
...................... 1,056,454 467,903
1,993,173,652
Marine — 0.2%
Costamare, Inc. .................... 1,215,090 11,276,035
Eagle Bulk Shipping, Inc. ............. 304,974 15,230,402
Eneti, Inc.
(b)
....................... 511,471 5,140,283
Genco Shipping & Trading Ltd. .......... 832,994 12,794,788
Golden Ocean Group Ltd. ............. 2,810,007 24,418,961
Matson, Inc. ...................... 851,428 53,222,764
Safe Bulkers, Inc. .................. 1,675,581 4,875,941
126,959,174
Media — 0.8%
AdTheorent Holding Co., Inc.
(a)(b)
......... 631,455 1,048,215
Advantage Solutions, Inc., Class A
(a)(b)
..... 1,728,126 3,594,502
AMC Networks, Inc., Class A
(a)
.......... 700,772 10,981,097
Audacy, Inc., Class A
(a)(b)
.............. 2,639,995 594,263
Boston Omaha Corp., Class A
(a)(b)
........ 484,523 12,839,860
Cardlytics, Inc.
(a)(b)
.................. 781,497 4,517,053
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 8,430,553 8,852,081
Cumulus Media, Inc., Class A
(a)(b)
........ 372,502 2,313,237
Daily Journal Corp.
(a)(b)
............... 27,431 6,871,740
Entravision Communications Corp., Class A
(b)
1,370,145 6,576,696
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 1,313,506 17,325,144
Gambling.com Group Ltd.
(a)(b)
........... 164,921 1,509,027
Gannett Co., Inc.
(a)(b)
................. 3,264,033 6,625,987
Gray Television, Inc. ................. 1,870,883 20,935,181
iHeartMedia, Inc., Class A
(a)(b)
........... 2,740,239 16,797,665
Innovid Corp.
(a)(b)
................... 1,639,330 2,803,254
Integral Ad Science Holding Corp.
(a)
...... 902,512 7,933,080
John Wiley & Sons, Inc., Class A ........ 984,844 39,452,851
Loyalty Ventures, Inc.
(a)(b)
.............. 424,108 1,022,100
Magnite, Inc.
(a)(b)
.................... 3,010,959 31,886,056
PubMatic, Inc., Class A
(a)(b)
............. 982,231 12,582,379
Scholastic Corp., NVS ............... 677,623 26,739,004
Sinclair Broadcast Group, Inc., Class A .... 930,728 14,435,591
Stagwell, Inc., Class A
(a)(b)
............. 1,776,235 11,030,419
TechTarget, Inc.
(a)(b)
................. 617,850 27,222,471
TEGNA, Inc. ...................... 5,059,640 107,213,772
Thryv Holdings, Inc.
(a)(b)
............... 595,166 11,308,154
Urban One, Inc., Class A
(a)(b)
........... 229,323 1,043,420
Urban One, Inc., Class D, NVS
(a)(b)
....... 162,256 610,082
WideOpenWest, Inc.
(a)(b)
.............. 1,232,637 11,229,323
427,893,704
Metals & Mining — 1.6%
5E Advanced Materials, Inc.
(a)(b)
......... 833,619 6,568,918
Alpha Metallurgical Resources, Inc.
(b)
..... 346,824 50,771,565
Arconic Corp.
(a)(b)
................... 2,358,016 49,895,619
ATI, Inc.
(a)(b)
....................... 2,822,074 84,267,130
Carpenter Technology Corp.
(b)
.......... 1,089,647 40,251,560
Century Aluminum Co.
(a)(b)
............. 1,167,522 9,550,330
Coeur Mining, Inc.
(a)(b)
................ 6,353,099 21,346,413
Commercial Metals Co.
(b)
............. 2,654,096 128,192,837
Compass Minerals International, Inc.
(b)
..... 780,623 32,005,543
Constellium SE, Class A
(a)(b)
............ 2,872,534 33,982,077
Dakota Gold Corp.
(a)(b)
................ 1,151,004 3,510,562
Haynes International, Inc.
(b)
............ 276,597 12,637,717
Hecla Mining Co.
(b)
.................. 12,596,737 70,037,858

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Hycroft Mining Holding Corp., Class A
(a)(b)
... 3,229,713 $ 1,718,530
Ivanhoe Electric, Inc.
(a)(b)
.............. 293,200 3,562,380
Kaiser Aluminum Corp. ............... 360,988 27,420,649
Materion Corp.
(b)
................... 463,616 40,571,036
Novagold Resources, Inc.
(a)(b)
........... 5,430,283 32,473,092
Olympic Steel, Inc. .................. 218,873 7,349,755
Piedmont Lithium, Inc.
(a)(b)
............. 396,338 17,446,799
PolyMet Mining Corp.
(a)
............... 649,585 1,721,400
Ramaco Resources, Inc. .............. 521,765 4,586,314
Ryerson Holding Corp. ............... 440,159 13,319,211
Schnitzer Steel Industries, Inc., Class A .... 575,302 17,633,006
SunCoke Energy, Inc. ................ 1,911,785 16,498,705
TimkenSteel Corp.
(a)(b)
................ 1,008,858 18,330,950
Warrior Met Coal, Inc.
(b)
............... 1,173,621 40,654,232
Worthington Industries, Inc.
(b)
........... 715,678 35,576,353
821,880,541
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. .................. 339,194 5,335,522
Angel Oak Mortgage, Inc. ............. 284,210 1,344,313
Apollo Commercial Real Estate Finance, Inc. 3,201,041 34,443,201
Arbor Realty Trust, Inc. ............... 3,750,262 49,465,956
Ares Commercial Real Estate Corp. ...... 1,158,040 11,916,232
ARMOUR Residential REIT, Inc. ......... 2,987,904 16,821,900
Blackstone Mortgage Trust, Inc., Class A ... 3,866,878 81,861,807
BrightSpire Capital, Inc., Class A ........ 2,066,065 12,871,585
Broadmark Realty Capital, Inc. .......... 2,981,439 10,613,923
Chicago Atlantic Real Estate Finance, Inc.
(b)
. 98,721 1,487,725
Chimera Investment Corp. ............. 5,327,185 29,299,517
Claros Mortgage Trust, Inc. ............ 2,093,789 30,799,636
Dynex Capital, Inc. .................. 1,061,353 13,500,410
Ellington Financial, Inc. ............... 1,304,338 16,134,661
Franklin BSP Realty Trust, Inc. .......... 1,883,995 24,303,535
Granite Point Mortgage Trust, Inc. ....... 1,214,419 6,509,286
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 1,980,049 57,381,820
Invesco Mortgage Capital, Inc. .......... 806,506 10,266,821
KKR Real Estate Finance Trust, Inc. ...... 1,294,000 18,064,240
Ladder Capital Corp., Class A .......... 2,591,509 26,018,750
MFA Financial, Inc. .................. 2,360,928 23,255,141
New York Mortgage Trust, Inc. .......... 8,540,717 21,864,236
Nexpoint Real Estate Finance, Inc. ....... 149,158 2,370,121
Orchid Island Capital, Inc.
(b)
............ 806,485 8,468,092
PennyMac Mortgage Investment Trust ..... 2,027,927 25,126,016
Ready Capital Corp. ................. 1,617,454 18,018,438
Redwood Trust, Inc.
(b)
................ 2,603,841 17,601,965
TPG RE Finance Trust, Inc. ............ 1,502,563 10,202,403
Two Harbors Investment Corp. .......... 1,969,909 31,065,465
616,412,717
Multiline Retail — 0.1%
Big Lots, Inc. ...................... 665,882 9,788,466
Dillard's, Inc., Class A
(b)
............... 90,292 29,182,374
Franchise Group, Inc. ................ 600,278 14,298,622
53,269,462
Multi-Utilities — 0.5%
Avista Corp. ...................... 1,553,286 68,872,701
Black Hills Corp. ................... 1,491,369 104,902,896
NorthWestern Corp. ................. 1,325,492 78,654,695
Unitil Corp. ....................... 360,898 18,535,721
270,966,013
Oil, Gas & Consumable Fuels — 4.6%
Aemetis, Inc.
(a)(b)
................... 797,983 3,160,013
Alto Ingredients, Inc.
(a)(b)
.............. 1,949,949 5,615,853
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Amplify Energy Corp.
(a)(b)
.............. 803,618 $ 7,063,802
Arch Resources, Inc., Class A
(b)
......... 337,365 48,172,348
Ardmore Shipping Corp.
(a)
............. 914,048 13,171,432
Battalion Oil Corp.
(a)(b)
................ 32,075 311,448
Berry Corp. ....................... 1,809,311 14,474,488
California Resources Corp.
(b)
........... 1,691,952 73,616,831
Callon Petroleum Co.
(a)(b)
.............. 1,118,445 41,483,125
Centrus Energy Corp., Class A
(a)(b)
....... 237,650 7,718,872
Chord Energy Corp. ................. 944,293 129,188,725
Civitas Resources, Inc. ............... 1,678,091 97,211,812
Clean Energy Fuels Corp.
(a)(b)
........... 3,864,538 20,095,598
CNX Resources Corp.
(a)(b)
............. 4,072,041 68,573,170
Comstock Resources, Inc.
(b)
............ 2,088,310 28,630,730
CONSOL Energy, Inc. ................ 780,438 50,728,470
Crescent Energy Co., Class A .......... 889,474 10,664,793
CVR Energy, Inc. ................... 705,309 22,104,384
Delek US Holdings, Inc. .............. 1,622,692 43,812,684
Denbury, Inc.
(a)(b)
................... 1,137,857 99,016,316
DHT Holdings, Inc. .................. 3,119,917 27,704,863
Dorian LPG Ltd. .................... 707,458 13,406,329
Earthstone Energy, Inc., Class A
(a)(b)
...... 1,009,429 14,364,175
Empire Petroleum Corp.
(a)(b)
............ 205,446 2,526,986
Energy Fuels, Inc.
(a)(b)
................ 3,592,266 22,307,972
Equitrans Midstream Corp. ............ 9,343,578 62,601,973
Excelerate Energy, Inc., Class A
(b)
........ 420,674 10,537,884
FLEX LNG Ltd.
(b)
................... 652,275 21,322,870
Frontline Ltd.
(b)
.................... 2,864,260 34,772,116
Gevo, Inc.
(a)(b)
..................... 4,852,778 9,220,278
Golar LNG Ltd.
(a)(b)
.................. 2,180,265 49,688,239
Green Plains, Inc.
(a)(b)
................ 800,530 24,416,165
Gulfport Energy Corp.
(a)(b)
............. 254,380 18,732,543
HighPeak Energy, Inc.
(b)
.............. 158,606 3,627,319
International Seaways, Inc. ............ 1,112,322 41,178,160
Kinetik Holdings, Inc., Class A .......... 391,825 12,961,571
Kosmos Energy Ltd.
(a)(b)
............... 10,277,738 65,366,414
Laredo Petroleum, Inc.
(a)(b)
............. 377,604 19,416,398
Magnolia Oil & Gas Corp., Class A
(b)
...... 3,960,568 92,875,320
Matador Resources Co.
(b)
............. 2,559,404 146,500,285
Murphy Oil Corp.
(b)
.................. 3,352,661 144,197,950
NACCO Industries, Inc., Class A ......... 85,789 3,259,982
NextDecade Corp.
(a)(b)
................ 817,184 4,036,889
Nordic American Tankers Ltd.
(b)
......... 4,655,338 14,245,334
Northern Oil and Gas, Inc. ............. 1,508,101 46,479,673
Par Pacific Holdings, Inc.
(a)
............ 1,162,838 27,035,983
PBF Energy, Inc., Class A
(b)
............ 2,233,529 91,083,313
Peabody Energy Corp.
(a)(b)
............. 2,673,278 70,628,005
Permian Resources Corp., Class A
(b)
...... 4,729,174 44,454,236
Petrocorp, Inc., NVS
(a)(d)
.............. 26,106 —
Ranger Oil Corp., Class A
(b)
............ 443,249 17,920,557
REX American Resources Corp.
(a)(b)
...... 391,976 12,488,355
Riley Exploration Permian, Inc. .......... 238,680 7,024,352
Ring Energy, Inc.
(a)(b)
................. 2,141,125 5,267,167
SandRidge Energy, Inc.
(a)(b)
............ 456,548 7,775,012
Scorpio Tankers, Inc.
(b)
............... 1,070,019 57,534,922
SFL Corp. Ltd. ..................... 2,661,155 24,535,849
SilverBow Resources, Inc.
(a)(b)
.......... 263,867 7,462,159
Sitio Royalties Corp., Class A
(b)
......... 1,622,492 46,808,889
Sitio Royalties Corp., Class A ........... 1,058 30,523
SM Energy Co. .................... 2,757,476 96,042,889
Talos Energy, Inc.
(a)
................. 1,510,019 28,509,159
Teekay Corp.
(a)
.................... 1,649,227 7,487,491
Teekay Tankers Ltd., Class A
(a)
.......... 527,104 16,240,074
Tellurian, Inc.
(a)(b)
................... 11,652,754 19,576,627
Uranium Energy Corp.
(a)(b)
............. 8,056,723 31,260,085
Ur-Energy, Inc.
(a)(b)
.................. 4,648,015 5,345,217

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc.
(b)
............... 2,416,317 $ 11,018,406
Vertex Energy, Inc.
(a)(b)
............... 1,234,896 7,656,355
W&T Offshore, Inc.
(a)(b)
............... 2,162,560 12,067,085
World Fuel Services Corp. ............. 1,416,126 38,702,724
2,384,518,016
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 380,171 14,374,265
Glatfelter Corp. .................... 1,064,715 2,959,908
Resolute Forest Products, Inc.
(a)
......... 1,044,745 22,556,045
Sylvamo Corp. .................... 809,481 39,332,682
79,222,900
Personal Products — 0.7%
Beauty Health Co. (The), Class A
(a)(b)
...... 2,162,378 19,677,640
BellRing Brands, Inc.
(a)(b)
.............. 2,994,538 76,779,954
Edgewell Personal Care Co.
(b)
.......... 1,173,294 45,218,751
elf Beauty, Inc.
(a)
................... 1,116,611 61,748,588
Herbalife Nutrition Ltd.
(a)(b)
............. 2,226,136 33,124,904
Honest Co., Inc. (The)
(a)(b)
............. 1,586,265 4,774,658
Inter Parfums, Inc. .................. 409,022 39,478,803
Medifast, Inc. ..................... 247,077 28,500,332
Nature's Sunshine Products, Inc.
(a)
....... 273,531 2,275,778
Nu Skin Enterprises, Inc., Class A
(b)
...... 1,124,256 47,398,633
Thorne HealthTech, Inc.
(a)(b)
............ 218,286 792,378
USANA Health Sciences, Inc.
(a)
......... 261,437 13,908,448
Veru, Inc.
(a)(b)
...................... 1,508,691 7,965,889
381,644,756
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)(b)
........... 1,480,788 23,322,411
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 2,290,867 4,558,825
Amphastar Pharmaceuticals, Inc.
(a)
....... 873,801 24,483,904
Amylyx Pharmaceuticals, Inc.
(a)
......... 1,144,901 42,304,092
AN2 Therapeutics, Inc.
(a)(b)
............. 192,222 1,831,876
ANI Pharmaceuticals, Inc.
(a)(b)
........... 289,382 11,641,838
Arvinas, Inc.
(a)(b)
.................... 1,108,453 37,920,177
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 1,753,707 8,435,331
Athira Pharma, Inc.
(a)(b)
............... 888,120 2,815,340
Axsome Therapeutics, Inc.
(a)(b)
.......... 728,302 56,173,933
Cara Therapeutics, Inc.
(a)(b)
............ 1,026,036 11,019,627
Cassava Sciences, Inc.
(a)(b)
............ 869,349 25,680,569
CinCor Pharma, Inc.
(a)(b)
.............. 552,420 6,789,242
Collegium Pharmaceutical, Inc.
(a)(b)
....... 761,890 17,675,848
Contra Ligand Pharmace, NVS
(a)(d)
....... 130,676 1
Corcept Therapeutics, Inc.
(a)(b)
.......... 1,965,861 39,926,637
DICE Therapeutics, Inc.
(a)(b)
............ 804,319 25,094,753
Edgewise Therapeutics, Inc.
(a)(b)
......... 823,088 7,358,407
Esperion Therapeutics, Inc.
(a)(b)
.......... 1,657,658 10,327,209
Evolus, Inc.
(a)(b)
.................... 835,547 6,274,958
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 545,106 1,907,871
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 948,858 6,907,686
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 597,516 32,923,132
Innoviva, Inc.
(a)(b)
................... 1,425,873 18,892,817
Intra-Cellular Therapies, Inc.
(a)(b)
......... 2,077,129 109,921,667
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 344,451 23,009,327
Liquidia Corp.
(a)(b)
................... 1,073,884 6,840,641
Nektar Therapeutics
(a)(b)
............... 4,215,582 9,527,215
NGM Biopharmaceuticals, Inc.
(a)
......... 923,160 4,634,263
Nuvation Bio, Inc., Class A
(a)(b)
.......... 2,760,548 5,300,252
Ocular Therapeutix, Inc.
(a)(b)
............ 1,731,771 4,866,277
Pacira BioSciences, Inc.
(a)(b)
............ 1,020,347 39,395,598
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 539,594 6,054,245
Phibro Animal Health Corp., Class A ...... 475,797 6,380,438
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 1,131,930 70,858,818
Provention Bio, Inc.
(a)(b)
............... 1,421,486 15,025,107
Security
Shares
Shares Value
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 629,871 $ 23,928,799
Relmada Therapeutics, Inc.
(a)(b)
.......... 624,642 2,180,001
Revance Therapeutics, Inc.
(a)(b)
.......... 1,833,874 33,853,314
SIGA Technologies, Inc. .............. 1,076,359 7,922,002
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 1,126,257 40,173,587
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 402,219 5,896,531
Theravance Biopharma, Inc.
(a)(b)
......... 1,477,138 16,573,488
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 308,291 1,535,289
Third Harmonic Bio, Inc.
(a)(b)
............ 251,082 1,079,653
Ventyx Biosciences, Inc.
(a)
............. 562,571 18,446,703
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 3,056,919 4,065,702
881,735,401
Professional Services — 1.6%
Alight, Inc., Class A
(a)(b)
............... 7,719,988 64,539,100
ASGN, Inc.
(a)(b)
..................... 1,117,029 91,015,523
Atlas Technical Consultants, Inc.
(a)(b)
...... 376,485 1,938,898
Barrett Business Services, Inc. .......... 158,112 14,748,687
CBIZ, Inc.
(a)(b)
...................... 1,089,908 51,062,190
CRA International, Inc.
(b)
.............. 158,450 19,399,033
Exponent, Inc.
(b)
.................... 1,154,765 114,425,664
First Advantage Corp.
(a)(b)
............. 1,334,724 17,351,412
Forrester Research, Inc.
(a)
............. 246,439 8,812,659
Franklin Covey Co.
(a)(b)
............... 279,266 13,061,271
Heidrick & Struggles International, Inc. .... 452,402 12,653,684
HireRight Holdings Corp.
(a)(b)
........... 473,924 5,620,739
Huron Consulting Group, Inc.
(a)(b)
........ 448,632 32,570,683
ICF International, Inc.
(b)
............... 420,246 41,625,366
Insperity, Inc.
(b)
.................... 823,050 93,498,480
Kelly Services, Inc., Class A, NVS ....... 772,498 13,055,216
Kforce, Inc. ....................... 450,093 24,678,599
Korn Ferry
(b)
...................... 1,211,648 61,333,622
Legalzoom.com, Inc.
(a)(b)
.............. 2,184,685 16,909,462
Planet Labs PBC
(a)(b)
................. 3,522,146 15,321,335
Red Violet, Inc.
(a)(b)
.................. 207,201 4,769,767
Resources Connection, Inc. ............ 735,582 13,519,997
Skillsoft Corp., Class A
(a)(b)
............. 1,905,742 2,477,464
Spire Global, Inc., Class A
(a)(b)
.......... 2,917,718 2,801,009
Sterling Check Corp.
(a)(b)
.............. 550,108 8,510,171
TriNet Group, Inc.
(a)(b)
................ 852,101 57,772,448
TrueBlue, Inc.
(a)(b)
................... 740,519 14,499,362
Upwork, Inc.
(a)(b)
.................... 2,760,424 28,818,826
Willdan Group, Inc.
(a)(b)
............... 248,009 4,426,961
851,217,628
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)(b)
.......... 2,470,835 15,788,636
Compass, Inc., Class A
(a)(b)
............ 6,196,294 14,437,365
Cushman & Wakefield plc
(a)(b)
........... 3,681,220 45,868,001
DigitalBridge Group, Inc., Class A
(b)
....... 3,625,913 39,667,488
Doma Holdings, Inc.
(a)(b)
............... 2,804,322 1,270,077
Douglas Elliman, Inc. ................ 1,655,570 6,738,170
eXp World Holdings, Inc.
(b)
............. 1,598,197 17,708,023
Forestar Group, Inc.
(a)(b)
............... 389,228 5,998,003
FRP Holdings, Inc.
(a)(b)
................ 154,506 8,321,693
Kennedy-Wilson Holdings, Inc. .......... 2,687,391 42,272,660
Marcus & Millichap, Inc.
(b)
............. 574,750 19,800,138
Newmark Group, Inc., Class A
(b)
......... 3,123,928 24,897,706
Offerpad Solutions, Inc., Class A
(a)(b)
...... 1,426,777 657,031
RE/MAX Holdings, Inc., Class A ......... 426,723 7,954,117
Redfin Corp.
(a)(b)
.................... 2,434,377 10,321,759
RMR Group, Inc. (The), Class A ......... 350,454 9,900,326
St. Joe Co. (The)
(b)
.................. 786,100 30,382,765
Stratus Properties, Inc. ............... 129,367 2,495,489
Tejon Ranch Co.
(a)(b)
................. 456,419 8,598,934

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc.
(a)
... 13,967 $ 617,062
313,695,443
Road & Rail — 0.6%
ArcBest Corp. ..................... 556,566 38,981,883
Bird Global, Inc., Class A
(a)(b)
........... 3,483,392 627,707
Covenant Logistics Group, Inc., Class A .... 218,176 7,542,344
Daseke, Inc.
(a)(b)
.................... 897,441 5,106,439
Heartland Express, Inc.
(b)
............. 1,060,845 16,273,362
Marten Transport Ltd. ................ 1,323,518 26,179,186
PAM Transportation Services, Inc.
(a)(b)
..... 158,541 4,106,212
Saia, Inc.
(a)(b)
...................... 603,255 126,490,509
TuSimple Holdings, Inc., Class A
(a)(b)
...... 3,208,236 5,261,507
Universal Logistics Holdings, Inc.
(b)
....... 164,538 5,502,151
Werner Enterprises, Inc.
(b)
............. 1,442,059 58,057,295
294,128,595
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A
(a)(b)
......... 1,102,432 8,499,751
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 505,307 14,436,621
Ambarella, Inc.
(a)(b)
.................. 827,414 68,038,253
Amkor Technology, Inc.
(b)
.............. 2,304,709 55,266,922
Atomera, Inc.
(a)(b)
................... 456,580 2,839,928
Axcelis Technologies, Inc.
(a)(b)
........... 742,415 58,918,054
AXT, Inc.
(a)(b)
...................... 881,509 3,861,009
CEVA, Inc.
(a)(b)
..................... 512,980 13,122,028
Cohu, Inc.
(a)(b)
..................... 1,073,198 34,395,996
Credo Technology Group Holding Ltd.
(a)(b)
... 2,187,755 29,119,019
Diodes, Inc.
(a)(b)
.................... 1,011,962 77,050,787
FormFactor, Inc.
(a)
.................. 1,755,923 39,034,168
Ichor Holdings Ltd.
(a)(b)
................ 641,197 17,196,904
Impinj, Inc.
(a)(b)
..................... 487,809 53,258,987
indie Semiconductor, Inc., Class A
(a)(b)
..... 2,341,762 13,652,472
Kulicke & Soffa Industries, Inc.
(b)
......... 1,297,933 57,446,515
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 1,147,891 72,294,175
MaxLinear, Inc.
(a)(b)
.................. 1,657,652 56,277,285
Onto Innovation, Inc.
(a)(b)
.............. 1,127,215 76,752,069
PDF Solutions, Inc.
(a)(b)
............... 674,698 19,242,387
Photronics, Inc.
(a)
................... 1,359,405 22,878,786
Power Integrations, Inc.
(b)
............. 1,289,164 92,458,842
Rambus, Inc.
(a)(b)
................... 2,435,186 87,228,363
Rigetti Computing, Inc.
(a)(b)
............. 1,424,881 1,039,023
Rockley Photonics Holdings Ltd.
(a)(b)
...... 2,128,666 298,226
Semtech Corp.
(a)(b)
.................. 1,456,286 41,780,845
Silicon Laboratories, Inc.
(a)(b)
............ 750,939 101,879,894
SiTime Corp.
(a)(b)
................... 367,765 37,372,279
SkyWater Technology, Inc.
(a)(b)
.......... 246,847 1,755,082
SMART Global Holdings, Inc.
(a)(b)
........ 1,104,945 16,441,582
Synaptics, Inc.
(a)(b)
.................. 901,785 85,813,861
Transphorm, Inc.
(a)(b)
................. 407,729 2,218,046
Ultra Clean Holdings, Inc.
(a)
............ 1,027,117 34,048,929
Veeco Instruments, Inc.
(a)(b)
............ 1,155,379 21,466,942
1,317,384,030
Software — 4.6%
8x8, Inc.
(a)(b)
....................... 2,583,520 11,160,806
A10 Networks, Inc.
(b)
................. 1,457,637 24,240,503
ACI Worldwide, Inc.
(a)(b)
............... 2,582,281 59,392,463
Adeia, Inc.
(b)
...................... 2,375,630 22,520,972
Agilysys, Inc.
(a)
.................... 453,879 35,919,984
Alarm.com Holdings, Inc.
(a)(b)
........... 1,094,197 54,140,868
Alkami Technology, Inc.
(a)(b)
............ 824,648 12,031,614
Altair Engineering, Inc., Class A
(a)(b)
....... 1,198,643 54,502,297
American Software, Inc., Class A ........ 771,412 11,324,328
Amplitude, Inc., Class A
(a)(b)
............ 1,290,592 15,590,351
Security
Shares
Shares Value
Software (continued)
Appfolio, Inc., Class A
(a)(b)
............. 440,329 $ 46,401,870
Appian Corp., Class A
(a)(b)
............. 914,649 29,780,971
Applied Digital Corp.
(a)(b)
.............. 1,280,381 2,355,901
Arteris, Inc.
(a)(b)
..................... 343,535 1,477,200
Asana, Inc., Class A
(a)(b)
............... 1,681,573 23,155,260
Avaya Holdings Corp.
(a)(b)
.............. 2,181,528 427,579
AvePoint, Inc., Class A
(a)(b)
............. 2,935,070 12,063,138
Benefitfocus, Inc.
(a)(b)
................. 593,537 6,208,397
Blackbaud, Inc.
(a)(b)
.................. 1,059,415 62,357,167
Blackline, Inc.
(a)(b)
................... 1,255,054 84,427,483
Blend Labs, Inc., Class A
(a)(b)
........... 4,306,730 6,201,691
Box, Inc., Class A
(a)(b)
................ 3,173,957 98,805,281
C3.ai, Inc., Class A
(a)(b)
............... 1,384,181 15,488,985
Cerence, Inc.
(a)(b)
................... 903,739 16,746,284
Cipher Mining, Inc.
(a)(b)
................ 823,933 461,402
Cleanspark, Inc.
(a)(b)
................. 1,198,465 2,444,869
Clear Secure, Inc., Class A
(b)
........... 1,415,789 38,835,092
CommVault Systems, Inc.
(a)
............ 1,015,514 63,814,900
Consensus Cloud Solutions, Inc.
(a)(b)
...... 412,867 22,195,730
Couchbase, Inc.
(a)(b)
................. 633,170 8,395,834
CS Disco, Inc.
(a)(b)
................... 508,727 3,215,155
Cvent Holding Corp.
(a)(b)
............... 1,094,579 5,910,727
Digimarc Corp.
(a)(b)
.................. 309,264 5,718,291
Digital Turbine, Inc.
(a)(b)
............... 2,144,997 32,689,754
Domo, Inc., Class B
(a)(b)
............... 702,551 10,004,326
Duck Creek Technologies, Inc.
(a)(b)
........ 1,766,314 21,284,084
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 4,525,926 26,567,186
Ebix, Inc.
(b)
....................... 601,589 12,007,716
eGain Corp.
(a)(b)
.................... 460,920 4,162,108
Enfusion, Inc., Class A
(a)(b)
............. 610,119 5,899,851
EngageSmart, Inc.
(a)(b)
................ 809,801 14,252,498
Envestnet, Inc.
(a)(b)
.................. 1,178,862 72,735,785
Everbridge, Inc.
(a)(b)
.................. 909,676 26,908,216
EverCommerce, Inc.
(a)(b)
.............. 578,047 4,300,670
ForgeRock, Inc., Class A
(a)(b)
........... 867,285 19,748,079
Greenidge Generation Holdings, Inc.
(a)(b)
... 207,236 59,912
Instructure Holdings, Inc.
(a)(b)
........... 394,765 9,253,292
Intapp, Inc.
(a)(b)
..................... 317,266 7,912,614
InterDigital, Inc. .................... 680,460 33,669,161
IronNet, Inc.
(a)(b)
.................... 1,370,551 315,227
Kaleyra, Inc.
(a)(b)
.................... 571,753 431,731
KnowBe4, Inc., Class A
(a)(b)
............ 1,660,393 41,144,539
Latch, Inc.
(a)(b)
..................... 2,264,064 1,607,259
LivePerson, Inc.
(a)(b)
................. 1,608,179 16,306,935
LiveRamp Holdings, Inc.
(a)(b)
............ 1,512,453 35,451,898
LiveVox Holdings, Inc., Class A
(a)(b)
....... 347,961 1,033,444
Marathon Digital Holdings, Inc.
(a)(b)
....... 2,689,815 9,199,167
Matterport, Inc., Class A
(a)(b)
............ 5,076,859 14,215,205
MeridianLink, Inc.
(a)(b)
................ 525,039 7,208,785
MicroStrategy, Inc., Class A
(a)(b)
.......... 213,553 30,232,698
Mitek Systems, Inc.
(a)(b)
............... 959,466 9,297,226
Model N, Inc.
(a)(b)
................... 834,512 33,847,807
Momentive Global, Inc.
(a)(b)
............. 2,984,208 20,889,456
N-able, Inc.
(a)(b)
.................... 1,551,496 15,949,379
NextNav, Inc.
(a)(b)
................... 1,399,407 4,100,263
Olo, Inc., Class A
(a)(b)
................. 2,067,631 12,922,694
ON24, Inc.
(a)
...................... 987,099 8,518,664
OneSpan, Inc.
(a)
.................... 929,745 10,403,847
PagerDuty, Inc.
(a)(b)
.................. 1,964,250 52,170,480
PowerSchool Holdings, Inc., Class A
(a)(b)
... 1,041,223 24,031,427
Progress Software Corp.
(b)
............. 982,230 49,553,503
PROS Holdings, Inc.
(a)(b)
.............. 936,236 22,713,085
Q2 Holdings, Inc.
(a)(b)
................. 1,279,864 34,389,946
Qualys, Inc.
(a)(b)
.................... 875,888 98,300,910
Rapid7, Inc.
(a)(b)
.................... 1,344,554 45,687,945

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Rimini Street, Inc.
(a)(b)
................ 1,081,810 $ 4,121,696
Riot Blockchain, Inc.
(a)(b)
.............. 3,623,620 12,284,072
Sapiens International Corp. NV ......... 719,481 13,296,009
SecureWorks Corp., Class A
(a)(b)
......... 228,210 1,458,262
ShotSpotter, Inc.
(a)(b)
................. 196,283 6,640,254
SolarWinds Corp.
(a)
................. 1,150,535 10,769,008
Sprout Social, Inc., Class A
(a)(b)
.......... 1,062,534 59,990,670
SPS Commerce, Inc.
(a)(b)
.............. 824,776 105,925,982
Sumo Logic, Inc.
(a)(b)
................. 2,654,117 21,498,348
Telos Corp.
(a)(b)
..................... 1,276,781 6,498,815
Tenable Holdings, Inc.
(a)(b)
............. 2,536,010 96,748,781
Terawulf, Inc.
(a)(b)
................... 528,231 351,591
Upland Software, Inc.
(a)(b)
.............. 644,780 4,597,281
UserTesting, Inc.
(a)(b)
................. 1,096,420 8,234,114
Varonis Systems, Inc.
(a)(b)
.............. 2,478,403 59,332,968
Verint Systems, Inc.
(a)(b)
............... 1,453,813 52,744,336
Veritone, Inc.
(a)(b)
................... 760,059 4,028,313
Viant Technology, Inc., Class A
(a)(b)
....... 257,034 1,033,277
Weave Communications, Inc.
(a)(b)
........ 683,686 3,131,282
WM Technology, Inc., Class A
(a)(b)
........ 1,603,832 1,619,870
Workiva, Inc., Class A
(a)(b)
............. 1,084,277 91,046,740
Xperi, Inc.
(a)(b)
..................... 950,236 8,181,532
Yext, Inc.
(a)(b)
...................... 2,620,202 17,109,919
Zeta Global Holdings Corp., Class A
(a)(b)
.... 2,523,629 20,618,049
Zuora, Inc., Class A
(a)(b)
............... 2,841,459 18,071,679
2,388,425,013
Specialty Retail — 2.4%
Aaron's Co., Inc. (The) ............... 718,841 8,590,150
Abercrombie & Fitch Co., Class A
(a)(b)
...... 1,110,676 25,445,587
Academy Sports & Outdoors, Inc.
(b)
....... 1,760,554 92,499,507
American Eagle Outfitters, Inc. .......... 3,501,484 48,880,717
America's Car-Mart, Inc.
(a)(b)
............ 135,237 9,772,226
Arko Corp.
(b)
...................... 1,906,957 16,514,248
Asbury Automotive Group, Inc.
(a)(b)
........ 503,048 90,171,354
Bed Bath & Beyond, Inc.
(a)(b)
............ 1,800,034 4,518,085
Big 5 Sporting Goods Corp.
(b)
........... 498,002 4,397,358
Boot Barn Holdings, Inc.
(a)(b)
............ 673,086 42,081,337
Buckle, Inc. (The) .................. 685,808 31,101,393
Build-A-Bear Workshop, Inc.
(a)
.......... 303,998 7,247,312
Caleres, Inc.
(b)
..................... 800,940 17,844,943
Camping World Holdings, Inc., Class A
(b)
... 873,182 19,489,422
Cato Corp. (The), Class A ............. 448,854 4,187,808
Chico's FAS, Inc.
(a)(b)
................. 2,840,680 13,976,146
Children's Place, Inc. (The)
(a)(b)
.......... 292,264 10,644,255
Citi Trends, Inc.
(a)(b)
.................. 191,207 5,063,161
Conn's, Inc.
(a)(b)
.................... 322,295 2,217,390
Container Store Group, Inc. (The)
(a)(b)
..... 726,415 3,130,849
Designer Brands, Inc., Class A
(b)
......... 1,156,242 11,308,047
Destination XL Group, Inc.
(a)(b)
.......... 1,319,082 8,903,803
EVgo, Inc., Class A
(a)(b)
............... 1,569,220 7,014,413
Express, Inc.
(a)(b)
................... 1,338,702 1,365,476
Foot Locker, Inc. ................... 1,834,550 69,327,644
Genesco, Inc.
(a)(b)
................... 289,446 13,320,305
Group 1 Automotive, Inc.
(b)
............. 320,871 57,875,502
GrowGeneration Corp.
(a)(b)
............. 1,335,048 5,233,388
Guess?, Inc.
(b)
..................... 710,000 14,689,900
Haverty Furniture Cos., Inc. ............ 327,180 9,782,682
Hibbett, Inc.
(b)
..................... 286,317 19,532,546
JOANN, Inc.
(b)
..................... 270,755 771,652
LL Flooring Holdings, Inc.
(a)(b)
........... 645,116 3,625,552
MarineMax, Inc.
(a)
................... 494,948 15,452,277
Monro, Inc.
(b)
...................... 711,661 32,167,077
Murphy USA, Inc.
(b)
................. 474,927 132,761,094
National Vision Holdings, Inc.
(a)(b)
........ 1,786,154 69,231,329
Security
Shares
Shares Value
Specialty Retail (continued)
ODP Corp. (The)
(a)
.................. 909,775 $ 41,431,153
OneWater Marine, Inc., Class A
(a)
........ 250,004 7,150,114
Party City Holdco, Inc.
(a)(b)
............. 2,516,562 919,803
Rent-A-Center, Inc. ................. 1,136,113 25,619,348
Sally Beauty Holdings, Inc.
(a)(b)
.......... 2,432,081 30,449,654
Shoe Carnival, Inc.
(b)
................ 398,787 9,534,997
Signet Jewelers Ltd.
(b)
................ 1,039,963 70,717,484
Sleep Number Corp.
(a)(b)
.............. 484,822 12,595,676
Sonic Automotive, Inc., Class A
(b)
........ 408,743 20,138,768
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 884,416 8,322,355
Tile Shop Holdings, Inc.
(a)
............. 767,788 3,362,911
Tilly's, Inc., Class A
(a)
................ 501,905 4,542,240
Torrid Holdings, Inc.
(a)(b)
............... 383,627 1,135,536
TravelCenters of America, Inc.
(a)(b)
........ 293,944 13,162,812
Urban Outfitters, Inc.
(a)(b)
.............. 1,450,193 34,587,103
Volta, Inc., Class A
(a)(b)
................ 2,856,340 1,015,143
Warby Parker, Inc., Class A
(a)(b)
.......... 1,909,610 25,760,639
Winmark Corp. .................... 60,404 14,245,075
Zumiez, Inc.
(a)(b)
.................... 362,098 7,872,011
1,262,698,757
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.
(a)(b)
.............. 795,126 21,142,400
CompoSecure, Inc., Class A
(a)(b)
......... 127,726 627,135
Corsair Gaming, Inc.
(a)(b)
.............. 889,753 12,073,948
Diebold Nixdorf, Inc.
(a)(b)
............... 1,651,497 2,345,126
Eastman Kodak Co.
(a)(b)
............... 1,338,949 4,083,794
IonQ, Inc.
(a)(b)
...................... 2,720,511 9,385,763
Super Micro Computer, Inc.
(a)(b)
.......... 1,052,311 86,394,733
Turtle Beach Corp.
(a)(b)
................ 367,985 2,638,453
Xerox Holdings Corp. ................ 2,625,504 38,332,358
177,023,710
Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A
(a)(b)
.............. 2,166,243 5,242,308
Crocs, Inc.
(a)(b)
..................... 1,377,766 149,391,167
Ermenegildo Zegna NV
(b)
............. 1,271,511 13,312,720
Fossil Group, Inc.
(a)(b)
................ 1,095,088 4,719,829
G-III Apparel Group Ltd.
(a)
............. 982,919 13,475,820
Kontoor Brands, Inc. ................. 1,265,602 50,611,424
Movado Group, Inc. ................. 353,753 11,408,534
Oxford Industries, Inc.
(b)
.............. 343,912 32,045,720
PLBY Group, Inc.
(a)(b)
................ 941,709 2,589,700
Rocky Brands, Inc.
(b)
................. 149,871 3,539,953
Steven Madden Ltd. ................. 1,751,258 55,970,206
Superior Group of Cos., Inc. ........... 260,055 2,616,153
Unifi, Inc.
(a)(b)
...................... 301,188 2,593,229
Wolverine World Wide, Inc. ............ 1,770,955 19,356,538
366,873,301
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.
(a)(b)
............... 1,335,320 51,035,930
Blue Foundry Bancorp
(a)(b)
............. 633,619 8,142,004
Bridgewater Bancshares, Inc.
(a)(b)
........ 530,040 9,402,910
Capitol Federal Financial, Inc. .......... 2,887,471 24,976,624
Columbia Financial, Inc.
(a)(b)
............ 818,530 17,696,619
Enact Holdings, Inc.
(b)
................ 711,193 17,153,975
Essent Group Ltd. .................. 2,421,279 94,139,328
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 209,888 23,656,476
Finance of America Cos., Inc., Class A
(a)(b)
.. 527,211 669,558
Greene County Bancorp, Inc.
(b)
.......... 78,401 4,501,785
Hingham Institution for Savings (The) ..... 35,095 9,684,816
Home Bancorp, Inc. ................. 180,537 7,226,896
Home Point Capital, Inc.
(b)
............. 173,618 237,857
Kearny Financial Corp. ............... 1,470,756 14,928,173

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Luther Burbank Corp. ................ 398,351 $ 4,425,680
Merchants Bancorp
(b)
................ 384,491 9,350,821
Mr Cooper Group, Inc.
(a)(b)
............. 1,578,526 63,346,248
NMI Holdings, Inc., Class A
(a)(b)
.......... 1,892,645 39,556,281
Northfield Bancorp, Inc. .............. 999,504 15,722,198
PennyMac Financial Services, Inc.
(b)
...... 624,719 35,396,579
Pioneer Bancorp, Inc.
(a)(b)
.............. 262,579 2,993,401
Provident Bancorp, Inc. ............... 352,703 2,567,678
Provident Financial Services, Inc. ........ 1,595,424 34,078,257
Radian Group, Inc. .................. 3,624,814 69,125,203
Southern Missouri Bancorp, Inc.
(b)
........ 191,684 8,784,878
Sterling Bancorp, Inc.
(a)(b)
.............. 376,080 2,290,327
TrustCo Bank Corp. ................. 411,892 15,483,020
Velocity Financial, Inc.
(a)(b)
............. 195,022 1,881,962
Walker & Dunlop, Inc. ................ 711,319 55,824,315
Waterstone Financial, Inc. ............. 494,402 8,523,490
WSFS Financial Corp.
(b)
.............. 1,332,780 60,428,245
713,231,534
Tobacco — 0.2%
22nd Century Group, Inc.
(a)(b)
........... 3,754,607 3,456,116
Turning Point Brands, Inc. ............. 346,554 7,495,963
Universal Corp. .................... 552,019 29,152,123
Vector Group Ltd. .................. 3,263,524 38,705,395
78,809,597
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc., Class A ...... 425,431 5,611,435
Applied Industrial Technologies, Inc. ...... 869,192 109,544,268
Beacon Roofing Supply, Inc.
(a)(b)
......... 1,168,386 61,679,097
BlueLinx Holdings, Inc.
(a)(b)
............. 199,100 14,158,001
Boise Cascade Co.
(b)
................ 897,789 61,651,171
Custom Truck One Source, Inc.
(a)(b)
....... 1,344,184 8,495,243
Distribution Solutions Group, Inc.
(a)(b)
...... 109,506 4,036,391
DXP Enterprises, Inc.
(a)(b)
.............. 343,532 9,464,307
GATX Corp.
(b)
..................... 797,742 84,831,884
Global Industrial Co.
(b)
................ 282,705 6,652,049
GMS, Inc.
(a)(b)
...................... 969,019 48,257,146
H&E Equipment Services, Inc.
(b)
......... 724,039 32,871,370
Herc Holdings, Inc. .................. 571,999 75,257,908
Hudson Technologies, Inc.
(a)(b)
.......... 975,397 9,871,018
Karat Packaging, Inc. ................ 103,173 1,482,596
McGrath RentCorp .................. 550,187 54,325,464
MRC Global, Inc.
(a)(b)
................. 1,882,565 21,800,103
NOW, Inc.
(a)
...................... 2,502,511 31,781,890
Rush Enterprises, Inc., Class A
(b)
........ 945,461 49,428,701
Rush Enterprises, Inc., Class B
(b)
........ 148,088 8,332,912
Textainer Group Holdings Ltd. .......... 990,868 30,726,817
Titan Machinery, Inc.
(a)(b)
.............. 455,260 18,087,480
Transcat, Inc.
(a)(b)
................... 161,581 11,451,245
Triton International Ltd. ............... 1,323,948 91,061,143
Veritiv Corp.
(b)
..................... 297,423 36,199,353
887,058,992
Water Utilities — 0.5%
American States Water Co.
(b)
........... 841,223 77,855,189
Artesian Resources Corp., Class A, NVS ... 193,887 11,357,900
California Water Service Group
(b)
........ 1,236,751 74,996,581
Global Water Resources, Inc.
(b)
......... 284,573 3,779,129
Middlesex Water Co.
(b)
............... 377,518 29,699,341
Pure Cycle Corp.
(a)(b)
................. 432,704 4,534,738
SJW Group
(b)
..................... 616,221 50,030,983
York Water Co. (The) ................ 311,793 14,024,449
266,278,310
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
..................... 1,127,003 $ 16,634,565
KORE Group Holdings, Inc.
(a)(b)
.......... 738,708 930,772
Shenandoah Telecommunications Co.
(b)
.... 1,100,148 17,470,350
Telephone and Data Systems, Inc. ....... 2,303,335 24,161,984
United States Cellular Corp.
(a)(b)
......... 333,034 6,943,759
66,141,430
Total Common Stocks — 99.7%
(Cost: $76,538,969,643) ........................... 51,929,982,395
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ........... 272,340 691,468
Oncternal Therapeutics, Inc., CVR ....... 13,273 13,605
705,073
Pharmaceuticals — 0.0%
Zogenix, Inc., CVR
(a)(b)(d)
.............. 1,280,909 871,018
Textiles, Apparel & Luxury Goods — 0.0%
PLBY Group, Inc.(Expires 01/17/23, Strike
Price USD 3.50)
(a)(b)
............... 697,898 7
Total Rights — 0.0%
(Cost: $898,226) ................................ 1,576,098
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 share for 1 warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 92,645 1,889,032
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 share for 1 warrant, Expires
09/01/25, Strike Price USD 133.70)
(b)
... 46,322 842,597
Total Warrants — 0.0%
(Cost: $11,350,881) .............................. 2,731,629
Total Long-Term Investments — 99.7%
(Cost: $76,551,218,750) ........................... 51,934,290,122
Short-Term Securities
Money Market Funds — 13.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(g)
............ 6,701,020,283 6,703,030,589
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 63,958,435 63,958,435
Total Short-Term Securities — 13.0%
(Cost: $6,763,766,039) ........................... 6,766,989,024
Total Investments — 112.7%
(Cost: $83,314,984,789 ) ........................... 58,701,279,146
Liabilities in Excess of Other Assets — (12.7)% ........... (6,613,389,046)
Net Assets — 100.0% ..............................
$ 52,087,890,100

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 5,977,476,546 $ 722,148,137
(a)
$ — $ 112,370 $ 3,293,536 $ 6,703,030,589 6,701,020,283 $ 46,594,970
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,200,000 3,758,435
(a)
— — — 63,958,435 63,958,435 1,722,689 65
$ 112,370 $ 3,293,536 $ 6,766,989,024 $ 48,317,659 $ 65
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2,004 03/17/23 $ 177,444 $ (601,446)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 51,929,974,172 $ — $ 8,223 $ 51,929,982,395
Rights ................................................ — 7 1,576,091 1,576,098
Warrants .............................................. 2,731,629 — — 2,731,629
Short-Term Securities
Money Market Funds ...................................... 6,766,989,024 — — 6,766,989,024
$ 58,699,694,825 $ 7 $ 1,584,314 $ 58,701,279,146
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (601,446) $ — $ — $ (601,446)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)